Nuveen Kansas Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.9%
X 227,310,449 MUNICIPAL BONDS - 98.0%
X 227,310,449
Consumer Staples - 4.9%
$ 7,080 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ $ 5,118,415
1,535 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
3/23 at 100.00 BBB 1,535,077
955 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
3/23 at 100.00 N/R 913,878
620 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call A- 637,912
625 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 578,712
320 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB- 316,806
2,510 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 2,294,893
13,645 Total Consumer Staples 11,395,693
Education and Civic Organizations - 3.6%
Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series
2021:
3,000 4.000%, 9/01/47 9/30 at 100.00 A 2,699,610
2,000 4.000%, 9/01/52 9/30 at 100.00 A 1,761,120
250 Kansas Development Finance Authority, Revenue Bonds, Kansas State
University Projects, Series 2016A, 4.000%, 3/01/27
3/24 at 100.00 Aa3 251,898
1,000 Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project,
Refunding Series 2011A, 6.500%, 9/01/32 (4)
3/23 at 100.00 N/R 300,000
3,135 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 A1 3,224,316
9,385 Total Education and Civic Organizations 8,236,944
Health Care - 7.1%
385 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 A- 396,604
Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016:
1,075 5.000%, 12/01/36 12/26 at 100.00 Ba1 1,053,521
400 5.000%, 12/01/41 12/26 at 100.00 Ba1 366,080
875 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 AA+ 923,606
Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B:
740 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call AA 824,922
285 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call AA 308,305
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A:
305 5.000%, 7/01/43 7/28 at 100.00 A- 310,923
5,000 5.000%, 7/01/48 7/28 at 100.00 A- 5,067,950
Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C:
270 5.000%, 11/15/52, (Mandatory Put 11/15/26) No Opt. Call AA 284,918

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
$ 920 5.000%, 7/01/27 No Opt. Call BBB+ $ 970,848
295 5.000%, 7/01/29 No Opt. Call BBB+ 318,975
2,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/45
9/25 at 100.00 AA- 2,023,940
3,500 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 AA- 3,544,520
16,050 Total Health Care 16,395,112
Housing/Multifamily - 1.2%
3,000 Wichita, Kansas, Multifamily Housing Revenue Bonds, Wichita Senior
Housing, Series 2021-IV, 0.510%, 11/01/25, (Mandatory Put 11/01/24)
No Opt. Call Aaa 2,801,700
Industrials - 0.6%
1,415 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
3/23 at 100.00 BBB- 1,339,298
Long-Term Care - 2.2%
2,500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
11/23 at 103.75 N/R 1,793,625
2,715 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.375%, 5/15/43
5/23 at 100.00 N/R 2,717,742
665 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2014IV-A, 5.625%, 5/15/44
5/24 at 100.00 N/R 628,385
5,880 Total Long-Term Care 5,139,752
Tax Obligation/General - 31.8%
Allen County Unified School District 257 Iola, Kansas,
General Obligation Bonds, School Building Series 2019A:
1,120 4.000%, 9/01/33 - BAM Insured 9/28 at 100.00 AA 1,164,722
1,150 4.000%, 9/01/34 - BAM Insured 9/28 at 100.00 AA 1,186,593
1,000 3.000%, 9/01/38 - BAM Insured 9/28 at 100.00 AA 863,350
1,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, Refunding Series 2016A, 4.000%, 9/01/35 - BAM Insured
9/26 at 100.00 AA 1,018,330
3,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, School Building Series 2016B, 4.000%, 9/01/43 - BAM Insured
9/26 at 100.00 AA 2,888,520
3,000 City of Leawood. Kansas, General Obligation Temporary Notes, Series
2022-1, 3.000%, 9/01/23
No Opt. Call N/R 2,995,680
100 Douglas County Unified School District 497, Kansas, General Obligation
Bonds, Series 2017A, 3.125%, 9/01/37
9/27 at 100.00 Aa3 89,049
500 Geary County Unified School District 475, Kansas, General Obligation
Bonds, Refunding Series 2021B, 3.000%, 9/01/43
9/31 at 100.00 Aa3 387,540
5,000 Harvey County Unified School District 460, Hesston, Kansas, General
Obligation Bonds, Series 2022, 5.000%, 9/01/52 - BAM Insured
9/31 at 100.00 AA 5,223,750
Johnson County Unified School District 229, Blue Valley,
Kansas, General Obligation Bonds, School Series 2020A:
2,000 3.000%, 10/01/28 No Opt. Call Aaa 1,993,080
2,500 2.500%, 10/01/39 10/30 at 100.00 Aaa 1,925,950
Johnson County Unified School District 229, Blue Valley,
Kansas, General Obligation Bonds, School Series 2022A:
2,070 5.000%, 10/01/28 No Opt. Call Aaa 2,309,664
1,610 5.000%, 10/01/31 No Opt. Call Aaa 1,890,752
2,200 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2013A,
5.000%, 10/01/28
10/23 at 100.00 AA- 2,222,220
1,490 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2016A,
5.000%, 10/01/33
10/25 at 100.00 AA- 1,553,191

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 3,585 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Improvement Series 2023A, 5.000%,
10/01/40
10/33 at 100.00 Aaa $ 4,027,712
10,000 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A,
3.000%, 10/01/41
10/30 at 100.00 Aaa 8,249,000
500 Johnson County, Kansas, General Obligation Bonds, General
Improvement Series 2016A, 5.000%, 9/01/24
No Opt. Call AAA 513,705
5,000 Johnson County, Kansas, General Obligation Bonds, Internal Improvement
Series 2018A, 4.000%, 9/01/34
9/27 at 100.00 AAA 5,182,950
620 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26
No Opt. Call A1 661,329
1,000 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Series 2018A, 5.000%, 9/01/34
9/27 at 100.00 A1 1,095,830
1,000 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A,
4.000%, 9/01/45
9/27 at 100.00 A1 935,190
500 Linn County Unified School District 362, Kansas, General Obligation
Bonds, Series 2020, 3.000%, 9/01/35
9/28 at 100.00 A+ 473,770
3,550 Lyon County Unified School District 253 Emporia, Kansas, General
Obligation Bonds, Series 2019, 4.000%, 9/01/48
9/27 at 100.00 A1 3,259,361
Reno County, Kansas, General Obligation Bonds, Refunding
& Improvement Series 2021:
205 3.000%, 9/01/31 9/28 at 100.00 Aa3 200,131
200 3.000%, 9/01/34 9/28 at 100.00 Aa3 185,598
1,130 Riley County Unified School District 383, Manhattan-Ogen, Kansas,
General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29
9/26 at 100.00 Aa2 1,165,267
Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B:
3,425 3.000%, 9/01/32 9/30 at 100.00 Aa2 3,364,720
2,530 3.000%, 9/01/33 9/30 at 100.00 Aa2 2,436,188
500 2.000%, 9/01/34 9/30 at 100.00 Aa2 414,790
465 Sedgwick County Unified School District 262, Kansas, General Obligation
Bonds, Refunding Series 2017, 4.000%, 9/01/30 - BAM Insured
9/26 at 100.00 AA 483,140
Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A:
1,325 4.000%, 9/01/30 9/27 at 100.00 AA 1,374,939
1,650 4.000%, 9/01/31 9/27 at 100.00 AA 1,707,486
500 4.000%, 9/01/32 9/27 at 100.00 AA 517,240
Wichita, Kansas, General Obligation Bonds, Airport Series
2015C:
2,000 5.000%, 12/01/39, (AMT) 12/25 at 100.00 AA+ 2,038,060
500 4.250%, 12/01/44, (AMT) 12/25 at 100.00 AA+ 500,345
Wyandotte County Unified School District 203, Piper,
Kansas, General Obligation Bonds, Improvement Series
2018A:
1,240 5.000%, 9/01/39 9/28 at 100.00 A+ 1,334,600
1,000 5.000%, 9/01/40 9/28 at 100.00 A+ 1,069,500
1,000 4.000%, 9/01/48 9/28 at 100.00 A+ 918,130
200 Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28
8/24 at 100.00 AA 198,416
Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2020A:
1,515 3.000%, 8/01/30 - BAM Insured 8/28 at 100.00 AA 1,492,941
2,395 3.000%, 8/01/31 - BAM Insured 8/28 at 100.00 AA 2,324,252
75,275 Total Tax Obligation/General 73,836,981

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 22.4%
Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding
Series 2016:
$ 500 5.000%, 6/01/28 - AGM Insured 6/27 at 100.00 AA $ 541,440
1,380 5.000%, 6/01/29 - AGM Insured 6/27 at 100.00 AA 1,495,782
2,295 5.000%, 6/01/30 - AGM Insured 6/27 at 100.00 AA 2,486,931
1,320 5.000%, 6/01/31 - AGM Insured 6/27 at 100.00 AA 1,430,378
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,000 5.000%, 11/15/34 11/25 at 100.00 BB 1,017,470
2,000 5.000%, 11/15/39 11/25 at 100.00 BB 2,009,180
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
2,000 5.000%, 12/01/25 No Opt. Call BB 2,042,740
1,000 5.000%, 12/01/30 12/26 at 100.00 BB 1,031,640
1,000 5.000%, 12/01/32 12/26 at 100.00 BB 1,030,270
2,275 5.000%, 12/01/33 12/26 at 100.00 BB 2,338,290
4,250 5.000%, 12/01/46 12/26 at 100.00 BB 4,070,905
2,630 Johnson County Community College, Kansas, Certificates of Participation,
Series 2017, 4.000%, 10/01/28
10/26 at 100.00 Aa2 2,715,265
Kansas Department of Transportation, Highway Revenue
Bonds, Series 2015B:
1,000 5.000%, 9/01/29 9/25 at 100.00 AA 1,046,930
1,500 5.000%, 9/01/35 9/25 at 100.00 AA 1,557,555
2,240 Kansas Department of Transportation, Highway Revenue Bonds, Series
2017A, 5.000%, 9/01/33
9/27 at 100.00 AA 2,446,573
1,000 Kansas Development Finance Authority, Kansas, Revenue Bonds, State of
Kansas Projects, Refunding Series 2019F, 3.000%, 11/01/33
11/27 at 100.00 Aa3 930,170
Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas Projects, Series 2021P:
1,630 4.000%, 5/01/31 5/30 at 100.00 Aa3 1,719,471
3,260 3.000%, 5/01/32 5/30 at 100.00 Aa3 3,127,970
Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc.,
Series 2019H-1:
1,170 4.000%, 9/01/30 9/27 at 100.00 Aa2 1,209,136
1,350 3.000%, 9/01/34 9/27 at 100.00 Aa2 1,290,141
7,735 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB- 7,219,772
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series
2012B:
200 0.000%, 12/15/29 (4) 3/23 at 100.00 N/R 105,000
200 0.000%, 12/15/34 (4) 3/23 at 100.00 N/R 105,000
2,775 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
3/23 at 100.00 N/R 1,224,025
335 Ozawkie Kansas, General Obligation Refunding Bonds, Series 2020,
3.000%, 9/01/39
9/27 at 100.00 A 303,476
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
3/23 at 100.00 AA 2,001,260
1,565 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 N/R 1,421,192
Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Kansas International
Speedway Corporation Project, Refunding Series 2014:
1,370 5.000%, 12/01/25 12/24 at 100.00 BBB+ 1,412,292
1,260 5.000%, 12/01/26 12/24 at 100.00 BBB+ 1,297,598
1,175 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 N/R 1,078,145

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 395 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Revenue Bonds, Kansas International Speedway
Corporation, Series 1999, 0.000%, 12/01/27
No Opt. Call N/R $ 324,066
53,810 Total Tax Obligation/Limited 52,030,063
Transportation - 3.9%
1,120 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 1,059,486
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
1,175 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 1,192,931
Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A:
1,065 5.000%, 9/01/31 9/29 at 100.00 Aa2 1,211,640
1,100 5.000%, 9/01/38 9/29 at 100.00 Aa2 1,215,280
1,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2020A, 3.000%, 9/01/26
No Opt. Call Aa2 996,330
1,515 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 Baa2 1,491,548
2,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB 1,990,140
8,975 Total Transportation 9,157,355
U.S. Guaranteed - 6.5% (5)
Anderson County, Kansas, General Obligation Bonds,
Refunding and Improvent Series 2013A:
935 5.000%, 8/01/33, (Pre-refunded 8/01/23) - AGM Insured 8/23 at 100.00 AA 942,041
565 5.000%, 8/01/33, (Pre-refunded 8/01/23) - AGM Insured 8/23 at 100.00 AA 569,254
1,500 Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B,
5.000%, 6/01/42, (Pre-refunded 6/01/25), 144A
6/25 at 100.00 Baa2 1,551,000
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
775 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 786,827
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
500 5.250%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A- 503,235
2,000 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A- 2,014,560
1,250 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2015A,
5.000%, 10/01/34, (Pre-refunded 10/01/25)
10/25 at 100.00 Aaa 1,312,825
Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B:
40 5.000%, 11/15/54, (Pre-refunded 11/15/28) No Opt. Call N/R 44,453
1,500 Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson
Energy Center Project, Series 2013, 5.750%, 7/01/38, (Pre-refunded
7/01/23)
7/23 at 100.00 A- 1,512,645
Leavenworth County Unified School District 453, Kansas,
General Obligation Bonds, Series 2018A:
365 4.000%, 9/01/37, (Pre-refunded 9/01/26) 9/26 at 100.00 Aa3 378,895
2,155 4.000%, 9/01/38, (Pre-refunded 9/01/26) 9/26 at 100.00 Aa3 2,237,041
Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C:
15 5.000%, 11/15/52, (Pre-refunded 11/15/26) No Opt. Call N/R 16,012
2,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40,
(Pre-refunded 10/01/26)
10/26 at 100.00 Aa3 2,146,020
1,000 Wyandotte County Unified School District 500, Kansas, General Obligation
Bonds, Improvement Series 2016A, 4.125%, 9/01/37, (Pre-refunded
9/01/26)
9/26 at 100.00 AA- 1,040,510
14,600 Total U.S. Guaranteed 15,055,318

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 13.8%
$ 1,255 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (4)
No Opt. Call N/R $ 1,569
130 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012, 5.000%, 11/21/45, (AMT), 144A
7/23 at 100.00 BBB 130,152
600 Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities
Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series
2017, 5.000%, 9/01/27 - AGM Insured
No Opt. Call AA 646,908
100 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 A- 100,774
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
1,750 5.000%, 7/01/28 7/23 at 100.00 A- 1,755,600
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
370 5.000%, 7/01/36 7/26 at 100.00 A- 376,641
2,580 5.000%, 1/01/46 7/26 at 100.00 A- 2,596,796
2,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 2,007,580
3,750 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/40
10/27 at 100.00 BBB 3,825,863
Guam Power Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 10/01/32 10/24 at 100.00 AA 1,033,670
1,000 5.000%, 10/01/33 10/24 at 100.00 AA 1,033,000
Kansas Municipal Energy Agency, Power Project Revenue
Bonds, Dogwood Project, Series 2018A:
1,000 5.000%, 4/01/33 - BAM Insured 4/26 at 100.00 AA 1,051,780
1,000 5.000%, 4/01/34 - BAM Insured 4/26 at 100.00 AA 1,052,380
1,000 5.000%, 4/01/35 - BAM Insured 4/26 at 100.00 AA 1,052,380
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 1,250
515 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 644
480 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28 - AGC Insured
3/23 at 100.00 AA 483,240
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007VV:
2,480 5.250%, 7/01/27 - AGM Insured No Opt. Call AA 2,514,298
1,065 5.250%, 7/01/31 - AGM Insured No Opt. Call AA 1,072,775
Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A:
475 3.000%, 10/01/28 10/26 at 100.00 Aa3 471,504
355 3.000%, 10/01/29 10/26 at 100.00 Aa3 351,553
780 3.000%, 10/01/30 10/26 at 100.00 Aa3 768,042
580 3.000%, 10/01/31 10/26 at 100.00 Aa3 568,406
Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A:
1,520 4.000%, 8/01/29 - BAM Insured No Opt. Call AA 1,626,172
785 4.000%, 8/01/30 - BAM Insured 8/29 at 100.00 AA 825,624
740 4.000%, 8/01/31 - BAM Insured 8/29 at 100.00 AA 775,875
1,595 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
3/23 at 100.00 Caa3 1,487,130
2,000 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Refunding & Improvement Series 2014A,
5.000%, 9/01/44
9/24 at 100.00 A 2,019,160
2,250 Wyandotte County-Kansas City Unified Government, Kansas, Utility System
Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40
9/25 at 100.00 A 2,291,467
34,155 Total Utilities 31,922,233
$ 236,190 Total Municipal Bonds (cost $243,992,805) 227,310,449

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 6,871,486 COMMON STOCKS - 2.9%
X 6,871,486
Independent Power and Renewable Electricity Producers - 2.9%
$ 89,726 Energy Harbor Corp (6),(7) $ 6,871,486
Total Common Stocks (cost $2,547,413) 6,871,486
Total Long-Term Investments (cost $246,540,218) 234,181,935
Other Assets & Liabilities, Net - (0.9)% (2,162,186)
Net Assets - 100% $ 232,019,749
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 227,310,449 $ – $ 227,310,449
Common Stocks – 6,871,486 – 6,871,486
Total
$ – $ 234,181,935 $ – $ 234,181,935
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergyGeneration Project, Refunding Series 2006A, 3.750%,
12/01/23 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project,First Energy
Guarantor, Series 2005A, 3.750%, 12/01/40.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 108.4%
X 293,598,999 MUNICIPAL BONDS - 108.4%
X 293,598,999
Education and Civic Organizations - 21.7%
$ 155 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 N/R $ 133,608
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Danville, Centre College
Project, Series 2021:
4,700 4.000%, 6/01/46 6/31 at 100.00 A 4,125,096
4,200 4.000%, 6/01/51 6/31 at 100.00 A 3,598,938
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Stamping Ground,
Transylvania University Project, Refunding Series 2021A:
1,040 4.000%, 3/01/46 3/30 at 100.00 A- 907,525
705 4.000%, 3/01/49 3/30 at 100.00 A- 606,970
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,000 5.000%, 7/01/33 7/25 at 100.00 BBB+ 2,026,720
795 5.000%, 7/01/40 7/25 at 100.00 BBB+ 791,748
7,025 5.000%, 1/01/45 7/25 at 100.00 BBB+ 6,781,654
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Senior Series 2014A:
700 5.000%, 6/01/23, (AMT) No Opt. Call AAA 702,772
400 5.000%, 6/01/24, (AMT) No Opt. Call A 405,640
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Senior Series 2021A-1:
500 5.000%, 6/01/31, (AMT) No Opt. Call A 535,080
1,450 2.125%, 6/01/32, (AMT) 6/31 at 100.00 A 1,237,444
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Series 2019A:
1,000 5.000%, 6/01/28, (AMT) No Opt. Call A 1,054,580
700 5.000%, 6/01/29, (AMT) No Opt. Call A 746,858
Kentucky State University, Certificates of Participation, Series
2021:
500 4.000%, 11/01/41 - BAM Insured 11/31 at 100.00 AA 483,055
3,025 4.000%, 11/01/51 - BAM Insured 11/31 at 100.00 AA 2,717,841
2,850 4.000%, 11/01/56 - BAM Insured 11/31 at 100.00 AA 2,511,591
Louisville-Jefferson County Metro Government, Kentucky,
Revenue Bonds, Bellarmine University Inc Project,
Refunding & Improvement Series 2015:
1,790 5.000%, 5/01/31 5/25 at 100.00 Ba1 1,773,156
1,210 5.000%, 5/01/40 5/25 at 100.00 Ba1 1,146,899
Murray State University, Kentucky, General Receipts Bonds,
Series 2015A:
1,125 5.000%, 3/01/26 3/25 at 100.00 A1 1,161,855
1,075 5.000%, 3/01/27 3/25 at 100.00 A1 1,108,325
4,000 University of Kentucky, General Receipts Bonds, Refunding Series 2015B,
5.000%, 10/01/27
4/25 at 100.00 AA+ 4,134,840
2,000 University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%,
4/01/29
4/25 at 100.00 AA+ 2,061,720
250 University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%,
4/01/32
4/25 at 100.00 AA+ 256,350
4,535 University of Kentucky, General Receipts Bonds, Series 2018A, 4.000%,
10/01/32
4/26 at 100.00 AA+ 4,654,543
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2016D:
1,155 5.000%, 3/01/31 9/26 at 100.00 A+ 1,221,794
3,450 5.000%, 3/01/32 9/26 at 100.00 A+ 3,647,340

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,500 University of Louisville, Kentucky, Revenue Bonds, Refunding General
Reciepts Series 2016C, 4.000%, 9/01/28
3/26 at 100.00 A+ $ 2,555,050
Western Kentucky University, General Receipts Revenue
Bonds, Refunding Series 2016A:
2,690 5.000%, 9/01/25 No Opt. Call A1 2,791,252
2,820 5.000%, 9/01/26 9/25 at 100.00 A1 2,934,097
Total Education and Civic Organizations 58,814,341
Health Care - 16.2%
9,190 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional
Healthcare Project, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A 7,914,796
8,000 Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint
Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39
5/26 at 100.00 AA 8,229,360
3,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017B,
5.000%, 8/15/41
8/27 at 100.00 A1 3,077,190
500 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 Baa2 510,295
6,385 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 A- 6,485,947
Kentucky Economic Development Finance Authority,
Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100 5.000%, 8/01/37 8/29 at 100.00 A- 103,968
100 5.000%, 8/01/38 8/29 at 100.00 A- 103,653
2,500 5.000%, 8/01/44 8/29 at 100.00 A- 2,539,525
Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project,
Series 2022A:
4,500 5.000%, 5/15/52 - AGM Insured 5/32 at 100.00 AA 4,642,335
1,165 5.000%, 5/15/52 5/32 at 100.00 A- 1,165,419
2,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016,
5.000%, 8/01/37
8/26 at 100.00 BBB 2,018,320
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A:
900 5.000%, 4/01/23 No Opt. Call AA- 901,107
600 5.000%, 4/01/24 No Opt. Call AA- 609,804
600 5.000%, 4/01/25 No Opt. Call AA- 619,494
500 5.000%, 4/01/26 No Opt. Call AA- 525,890
500 5.000%, 4/01/27 No Opt. Call AA- 535,710
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Series 2012A:
1,980 5.000%, 10/01/33 3/23 at 100.00 AA- 1,980,218
2,000 5.000%, 10/01/37 3/23 at 100.00 AA- 1,942,400
Total Health Care 43,905,431
Housing/Multifamily - 0.3%
935 Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue
Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%,
6/01/35, (AMT), (Mandatory Put 6/01/23)
4/23 at 100.00 N/R 936,552
Total Housing/Multifamily 936,552
Industrials - 0.4%
1,180 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R 1,114,132
Total Industrials 1,114,132

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 34.9%
Barren County School District Finance Corporation,
Kentucky, School Building Revenue Bonds, Series 2015:
$ 1,250 5.000%, 8/01/24 No Opt. Call A1 $ 1,277,688
1,760 5.000%, 8/01/25 2/25 at 100.00 A1 1,816,320
3,000 Kentucky Bond Development Corporation, Kentucky, Industrial Building
Revenue Bonds, Kentucky Communications Network Authority, Series
2019, 5.000%, 9/01/49 - BAM Insured
3/30 at 100.00 AA 3,192,510
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation
Project, Series 2018A:
8,500 5.000%, 9/01/43 9/28 at 100.00 A2 8,909,870
10,400 5.000%, 9/01/48 9/28 at 100.00 A2 10,800,816
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation
Project, Subordinate Series 2018B:
1,435 5.000%, 9/01/25 No Opt. Call A3 1,485,196
50 5.000%, 9/01/26 No Opt. Call A3 52,619
555 5.000%, 9/01/28 No Opt. Call A3 604,312
Kentucky Economic Development Finance Authority,
Louisville Arena Project Revenue Bonds, Louisville Arena
Authority, Inc., Series 2017A:
13,650 4.000%, 12/01/41 - AGM Insured, (UB) (4) 12/27 at 100.00 AA 12,631,027
1,000 4.000%, 12/01/41 - AGM Insured (4) 12/27 at 100.00 AA 925,350
4,100 5.000%, 12/01/45 - AGM Insured 12/27 at 100.00 AA 4,157,072
4,985 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 112, Refunding Series 2016B, 5.000%, 11/01/24
No Opt. Call A1 5,115,557
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 115, Series 2017:
7,000 5.000%, 4/01/32, (UB) (4) 4/27 at 100.00 A1 7,523,250
6,000 5.000%, 4/01/38 4/27 at 100.00 A1 6,322,800
2,500 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 119, Series 2018, 5.000%, 5/01/30
5/28 at 100.00 A1 2,734,600
2,445 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 126, Series 2022A, 5.000%, 5/01/42
5/32 at 100.00 A1 2,633,069
Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series
2017A:
1,930 5.000%, 7/01/33, (UB) (4) 7/27 at 100.00 Aa3 2,092,699
550 5.000%, 7/01/36, (UB) (4) 7/27 at 100.00 Aa3 587,593
500 5.000%, 7/01/37, (UB) (4) 7/27 at 100.00 Aa3 531,730
5,000 Kentucky Turnpike Authority, Economic Development Road Revenue
Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28
7/27 at 100.00 Aa3 5,425,350
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 800,460
2,460 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Skypoint
Project, Refunding Series 2023, 5.500%, 9/01/50
3/33 at 100.00 N/R 2,243,102
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,739 4.500%, 7/01/34 7/25 at 100.00 N/R 6,681,988
89 4.550%, 7/01/40 7/28 at 100.00 N/R 83,114
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 1,279,402
3,000 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 N/R 2,754,000
1,485 Warren County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2022, 5.000%, 12/01/31
No Opt. Call A1 1,701,914
Total Tax Obligation/Limited 94,363,408

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 7.2%
Kenton County Airport Board, Kentucky, Airport Revenue
Bonds, Cincinnati/Northern Kentucky International Airport,
Refunding Series 2016:
$ 1,635 5.000%, 1/01/25 No Opt. Call A1 $ 1,687,778
1,855 5.000%, 1/01/30 1/26 at 100.00 A1 1,958,694
1,750 5.000%, 1/01/31 1/26 at 100.00 A1 1,845,760
2,730 5.000%, 1/01/33 1/26 at 100.00 A1 2,870,950
4,320 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%,
1/01/49
1/29 at 100.00 A1 4,523,774
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, Capital
Appreciation First Tier Series 2013B:
2,000 0.000%, 7/01/23 No Opt. Call Baa2 1,976,340
700 0.000%, 7/01/32 7/28 at 76.98 Baa2 423,038
1,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 0.000%, 7/01/39 (5)
7/31 at 100.00 Baa2 1,120,220
Louisville Regional Airport Authority, Kentucky, Airport
System Revenue Bonds, Refunding Series 2014A:
1,555 5.000%, 7/01/31, (AMT) 7/24 at 100.00 A+ 1,572,572
1,500 5.000%, 7/01/32, (AMT) 7/24 at 100.00 A+ 1,516,410
Total Transportation 19,495,536
U.S. Guaranteed - 6.4% (6)
3,750 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2,
0.000%, 12/01/23 - AGC Insured, (ETM)
No Opt. Call A2 3,659,213
Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, First Tier
Series 2013A:
250 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 251,815
10,000 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 10,080,100
3,250 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2013, 5.000%, 4/01/35, (Pre-refunded 4/01/23)
4/23 at 100.00 AA- 3,254,810
Total U.S. Guaranteed 17,245,938
Utilities - 21.3%
5,705 Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019,
4.000%, 6/01/49 - AGM Insured
6/26 at 100.00 AA 5,368,006
6,300 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1 4,867,128
3,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%,
2/01/26, (AMT)
12/23 at 100.00 A1 3,375,540
Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Revenue Bonds, Series 2018A:
4,265 5.000%, 2/01/30 2/28 at 100.00 AAA 4,724,895
5,000 5.000%, 2/01/31, (UB) (4) 2/28 at 100.00 AAA 5,533,550
1,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2019A, 4.000%, 9/01/45
9/28 at 100.00 Baa1 1,329,135
3,730 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Refunding Series 2018A,
4.000%, 5/15/37
5/28 at 100.00 AA 3,721,197
1,000 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Series 2013A, 4.000%,
5/15/36
5/23 at 100.00 AA 1,000,060

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Series 2014A:
$ 795 5.000%, 5/15/27 11/24 at 100.00 AA $ 820,217
1,785 4.000%, 5/15/40 11/24 at 100.00 AA 1,733,164
10,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 A1 7,881,800
2,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/33 - AGM Insured
10/26 at 100.00 AA 2,092,500
5 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A,
5.250%, 10/01/35 - AGC Insured
3/23 at 100.00 AA 5,006
Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015:
1,000 5.000%, 11/01/25 - AGM Insured 5/25 at 100.00 AA 1,023,230
1,100 5.000%, 11/01/34 - AGM Insured 5/25 at 100.00 AA 1,138,324
1,635 5.000%, 11/01/37 - AGM Insured 5/25 at 100.00 AA 1,687,467
8,175 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A1 8,180,968
2,840 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2 2,827,390
405 Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds,
Refunding Series 2015A, 5.000%, 8/01/24 - BAM Insured
No Opt. Call AA 414,084
Total Utilities 57,723,661
Total Long-Term Investments (cost $310,141,850) 293,598,999
Floating Rate Obligations - (8.4)%   (22,650,000)
Other Assets & Liabilities, Net - (0.0)% (157,776)
Net Assets - 100% $ 270,791,223
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 293,598,999 $ – $ 293,598,999
Total
$ – $ 293,598,999 $ – $ 293,598,999

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.1%
X 290,776,755 MUNICIPAL BONDS - 98.1%
X 290,776,755
Consumer Staples - 0.7%
$ 1,965 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+ $ 2,015,599
Education and Civic Organizations - 13.2%
1,480 Central Michigan University Board of Trustees, General Revenue Bonds,
Refunding Series 2014, 5.000%, 10/01/39
10/24 at 100.00 A+ 1,501,416
Central Michigan University Board of Trustees, General
Revenue Bonds, Series 2019:
1,165 5.000%, 10/01/33 10/29 at 100.00 A+ 1,285,752
2,020 5.000%, 10/01/34 10/29 at 100.00 A+ 2,223,939
500 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41
7/28 at 103.00 BB 401,140
3,835 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 AA 3,545,918
Ferris State University, Michigan, General Revenue Bonds,
Refunding Series 2016:
2,695 5.000%, 10/01/34 10/26 at 100.00 A+ 2,826,112
2,000 5.000%, 10/01/41 10/26 at 100.00 A+ 2,084,320
350 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 A+ 359,061
Grand Valley State University, Michigan, General Revenue
Bonds, Series 2017:
250 5.000%, 12/01/30 12/24 at 100.00 A+ 255,748
250 5.000%, 12/01/32 12/24 at 100.00 A+ 254,982
90 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
3.250%, 2/01/24
No Opt. Call BB+ 88,780
4,670 Michigan State University, General Revenue Bonds, Series 2015A, 5.000%,
8/15/40
8/25 at 100.00 AA 4,807,578
1,835 Michigan State University, General Revenue Bonds, Taxable Series 2019A,
5.000%, 2/15/48
2/29 at 100.00 AA 1,939,540
1,800 Michigan Technological University, General Revenue Bonds, Refunding
Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 A1 1,861,434
Michigan Technological University, General Revenue Bonds,
Series 2023A:
1,520 5.000%, 10/01/47 - AGM Insured 10/31 at 100.00 AA 1,594,784
1,000 5.250%, 10/01/52 - AGM Insured 10/31 at 100.00 AA 1,063,540
Northern Michigan University, General Revenue Bonds,
Series 2018A:
500 5.000%, 12/01/32 6/28 at 100.00 A1 547,730
400 5.000%, 12/01/34 6/28 at 100.00 A1 435,100
5,480 Oakland University, Michigan, General Revenue Bonds, Series 2016,
5.000%, 3/01/47
3/26 at 100.00 A1 5,565,543
2,760 Oakland University, Michigan, General Revenue Bonds, Series 2019,
5.000%, 3/01/50
3/29 at 100.00 A1 2,861,678
515 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A1 540,302
University of Michigan, Michigan, General Revenue Bonds,
Series 2017A:
1,000 5.000%, 4/01/34 4/27 at 100.00 AAA 1,085,720
1,190 5.000%, 4/01/35 4/27 at 100.00 AAA 1,286,342
650 Western Michigan University, General Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
5/25 at 100.00 Aa3 662,305
37,955 Total Education and Civic Organizations 39,078,764

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 5.7%
$ 5,255 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free Bed
Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 A $ 4,895,926
2,335 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 A 2,372,080
3,085 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 4.000%, 11/15/50
11/29 at 100.00 A 2,732,569
1,250 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015, 5.000%, 11/15/45
5/25 at 100.00 A- 1,265,025
2,955 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45
6/26 at 100.00 AA- 3,001,837
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 AA- 2,670,240
17,880 Total Health Care 16,937,677
Housing/Multifamily - 0.6%
Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A:
320 1.050%, 10/01/27 No Opt. Call AA+ 284,000
500 1.150%, 4/01/28 No Opt. Call AA+ 438,200
720 1.375%, 4/01/29 No Opt. Call AA+ 624,621
625 1.600%, 4/01/30 No Opt. Call AA+ 537,744
2,165 Total Housing/Multifamily 1,884,565
Long-Term Care - 0.2%
750 Kentwood Economic Development Corporation, Michigan, Limited
Obligation Revenue Bonds, Holland Home Obligated Group, Refunding
Series 2021, 4.000%, 11/15/45
11/28 at 103.00 BBB- 587,902
Tax Obligation/General - 35.1%
1,350 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25
No Opt. Call Aa3 1,403,635
825 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2022, 5.000%, 5/01/42
5/32 at 100.00 Aa3 901,032
1,020 Barry County, Michigan, General Obligation Bonds, Thornapple Manor
Medical Care Facility, Capital Improvement & Refunding Series 2021,
4.000%, 4/01/32
4/31 at 100.00 AA 1,081,894
Battle Creek School District, Calhoun County, Michigan,
General Obligation Bonds, Refunding & Site Series 2022:
2,000 4.000%, 5/01/45 5/32 at 100.00 Aa1 1,974,480
3,000 4.000%, 5/01/47 5/32 at 100.00 Aa1 2,941,740
3,440 Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 4.000%, 5/01/50
5/30 at 100.00 Aa1 3,245,606
2,590 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47
5/27 at 100.00 AA 2,737,397
1,000 Cadillac Area Public Schools, Counties of Wexford, Osceola and Lake,
State of Michigan  School Building and Site General Obligation Bonds,
Refunding 2018, 5.000%, 5/01/36
5/28 at 100.00 Aa1 1,095,200
Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding
& School Building & Site Series 2019:
875 5.000%, 5/01/41 5/29 at 100.00 Aa1 952,866
1,310 5.000%, 5/01/43 5/29 at 100.00 Aa1 1,421,534
1,515 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2014, 5.000%, 5/01/39
5/24 at 100.00 AA 1,539,316
1,030 Calhoun County, Michigan, General Obligation Bonds, Limited Tax Series
2023, 5.000%, 4/01/38
4/33 at 100.00 AA 1,139,891
850 Chelsea School District, Washtenaw and Jackson, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39
5/30 at 100.00 AA 934,439
2,000 Clarkston Community Schools, Oakland County, Michigan, General
Obligation Bonds, School Building and Site Series 2023-I, 5.000%,
5/01/47
5/33 at 100.00 Aa1 2,152,160

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,000 Davison Community Schools, Genesee and Lapeer Counties, Michigan,
General Obligation Bonds, School Building and Site Series 2022-II,
5.000%, 5/01/38
5/32 at 100.00 Aa1 $ 1,103,430
155 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 1998C, 5.250%,
5/01/25
No Opt. Call AA+ 158,630
1,575 East Lansing School District, Ingham and Clinton Counties, Michigan,
General Obligation Bonds, Building & Site Series 2020II, 5.000%,
5/01/44
5/30 at 100.00 AA 1,671,106
2,000 East Lansing School District, Ingham County, Michigan, General
Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/39
5/27 at 100.00 AA 2,109,340
2,075 Elk Rapids Schools, Antrim, Grand Traverse and Kalkaska, Michigan,
General Obligation Bonds, School Building & Site Series 2021-I, 4.000%,
5/01/50
5/31 at 100.00 AA 1,882,481
500 Forest Hills Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2021-II, 4.000%, 5/01/30
No Opt. Call Aa2 532,960
1,560 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/39, (AMT)
1/32 at 100.00 AAA 1,676,953
Grand Ledge Public Schools, Eaton, Clinton and Ionia
Counties, Michigan, General Obligation Bonds, School
Building & Site Series 2021-II:
1,615 5.000%, 5/01/39 5/31 at 100.00 AA 1,750,579
870 5.000%, 5/01/40 5/31 at 100.00 AA 937,869
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, Refunding School Building &
Site Series 2016:
4,325 5.000%, 5/01/29 - AGM Insured 5/26 at 100.00 AA 4,541,120
2,055 5.000%, 5/01/38 - AGM Insured 5/26 at 100.00 AA 2,138,865
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Series
2019:
1,500 5.000%, 11/01/35 - AGM Insured 5/29 at 100.00 AA 1,639,425
1,000 5.000%, 11/01/36 - AGM Insured 5/29 at 100.00 AA 1,086,170
2,600 5.000%, 11/01/41 - AGM Insured 5/29 at 100.00 AA 2,761,460
1,330 Hemlock Public School District, Saginaw and Midland Counties, Michigan,
General Obligation Bonds, School & Building Site Series 2022I, 5.000%,
5/01/52
5/32 at 100.00 Aa1 1,422,275
2,040 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I, 4.000%,
5/01/45
5/30 at 100.00 AA 1,880,758
3,000 Jackson Public Schools, Jackson County, Michigan, General Obligation
Bonds, School Building & Site Series 2018, 5.000%, 5/01/42
5/28 at 100.00 Aa1 3,127,320
1,700 Jenison Public Schools, Ottawa County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 5.000%, 5/01/45
5/30 at 100.00 Aa1 1,843,684
Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017:
500 5.000%, 4/01/26 No Opt. Call AA+ 530,570
500 5.000%, 4/01/31 4/27 at 100.00 AA+ 543,350
1,075 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/35
1/25 at 100.00 AAA 1,108,895
Kent County, Michigan, General Obligation Bonds,
Refunding Limited Tax Series 2015:
1,500 5.000%, 1/01/31 1/25 at 100.00 AAA 1,553,835
2,000 5.000%, 1/01/37 1/25 at 100.00 AAA 2,053,980
1,750 Lakeview School District, Calhoun County, Michigan, General Obligation
Bonds, School Building & Site Series 2016, 5.000%, 5/01/42
5/26 at 100.00 AA 1,825,670
L'Anse Creuse Public Schools, Macomb County, Michigan,
General Obligation Bonds, Refunding Series 2023:
470 5.000%, 5/01/32 No Opt. Call AA 548,546
400 5.000%, 5/01/33 No Opt. Call AA 474,140
185 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site, Series 2017, 5.000%, 5/01/31
11/27 at 100.00 AA 202,495

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Marquette, Michigan, General Obligation Bonds, Refunding
& Limited Obligation Series 2017:
$ 230 4.000%, 5/01/25 No Opt. Call AA $ 233,448
375 4.000%, 5/01/28 5/27 at 100.00 AA 388,035
550 4.000%, 5/01/29 5/27 at 100.00 AA 571,103
265 4.000%, 5/01/31 5/27 at 100.00 AA 274,805
215 4.000%, 5/01/32 5/27 at 100.00 AA 222,164
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3 1,047,920
Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020:
2,500 4.000%, 11/01/50 11/30 at 100.00 AA 2,287,675
6,000 4.000%, 11/01/55 11/30 at 100.00 AA 5,434,380
Michigan State, General Obligation Bonds, Environmental
Program, Series 2020A:
1,700 5.000%, 5/15/33 5/30 at 100.00 Aa1 1,945,327
1,275 4.000%, 5/15/38 5/30 at 100.00 Aa1 1,289,216
Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I:
1,495 5.000%, 5/01/41 5/30 at 100.00 AA 1,617,500
2,465 5.000%, 5/01/45 5/30 at 100.00 AA 2,633,261
Muskegon County, Michigan, General Obligation Water
Supply System Bonds, Refunding Series 2015:
550 5.000%, 11/01/33 11/25 at 100.00 AA 572,792
1,290 5.000%, 11/01/36 11/25 at 100.00 AA 1,339,781
Rockford Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019I:
3,050 5.000%, 5/01/42 5/29 at 100.00 AA 3,223,698
3,120 5.000%, 5/01/46 5/29 at 100.00 AA 3,270,727
1,095 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 AA+ 1,175,362
1,915 South Haven Public Schools, Van Buren Couty, Michigan, General
Obligation Bonds, School Building & Site, Series 2014A, 5.000%,
5/01/41 - BAM Insured
5/24 at 100.00 AA 1,946,827
3,270 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019, 5.000%,
5/01/49
5/29 at 100.00 Aa1 3,490,758
4,000 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44
5/29 at 100.00 Aa2 4,327,400
395 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2021, 4.000%, 11/01/31
- AGM Insured
5/31 at 100.00 AA 419,636
1,575 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call Aa2 1,616,785
100,415 Total Tax Obligation/General 103,955,696
Tax Obligation/Limited - 17.4%
2,935 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA 2,861,860
1,000 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
2/24 at 103.00 N/R 956,250
4,070 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project,
Series 2014H-1, 5.000%, 10/01/39
10/24 at 100.00 AA- 4,118,921
5,450 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 Aa2 5,636,008
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I:
1,540 5.000%, 4/15/36 10/26 at 100.00 Aa2 1,633,355
1,000 5.000%, 10/15/46 10/26 at 100.00 Aa2 1,031,170

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I:
$ 520 5.000%, 4/15/36 10/29 at 100.00 Aa2 $ 568,885
1,000 4.000%, 10/15/49 10/29 at 100.00 Aa2 947,110
1,000 4.000%, 4/15/54 10/29 at 100.00 Aa2 939,170
8,200 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/46
10/31 at 100.00 Aa2 7,813,370
1,500 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015, 5.000%, 11/15/29
11/24 at 100.00 AA+ 1,545,555
9,170 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 AA+ 8,857,670
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
1,700 5.000%, 11/15/33 11/31 at 100.00 AA+ 2,000,577
3,725 4.000%, 11/15/46 11/31 at 100.00 AA+ 3,585,312
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,790 4.500%, 7/01/34 7/25 at 100.00 N/R 6,732,557
1,676 4.550%, 7/01/40 7/28 at 100.00 N/R 1,565,166
750 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 700,403
52,026 Total Tax Obligation/Limited 51,493,339
Transportation - 4.6%
1,250 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 A1 1,295,325
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000 5.000%, 12/01/37 3/23 at 100.00 A1 2,001,660
1,000 5.000%, 12/01/42 - AGM Insured 3/23 at 100.00 AA 1,000,810
1,700 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2014C, 5.000%, 12/01/44,
(AMT)
12/24 at 100.00 A1 1,710,863
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36
12/28 at 100.00 A1 2,122,280
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A:
1,830 5.000%, 12/01/39 12/31 at 100.00 A1 2,005,753
3,330 5.000%, 12/01/41 12/31 at 100.00 A1 3,615,215
13,110 Total Transportation 13,751,906
U.S. Guaranteed - 5.7% (4)
800 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Improvement & Refunding Series 2014, 5.000%, 1/01/39, (Pre-refunded
1/01/24)
1/24 at 100.00 AA 812,352
720 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 AA 738,159
1,875 Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health
Credit Group, Refunding Series 2014, 5.000%, 6/01/39, (Pre-refunded
6/01/24)
6/24 at 100.00 A+ 1,918,706
4,000 Michigan House of Representatives, Certificates of Participation, Series
1998, 0.000%, 8/15/23 - AMBAC Insured, (ETM)
No Opt. Call N/R 3,941,040
3,000 University of Michigan, General Revenue Bonds, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 AAA 3,058,620
University of Michigan, General Revenue Bonds, Series
2015:
2,275 5.000%, 4/01/40, (Pre-refunded 4/01/26) 4/26 at 100.00 AAA 2,412,023
800 5.000%, 4/01/46, (Pre-refunded 4/01/26) 4/26 at 100.00 AAA 848,184

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
University of Michigan, Michigan, General Revenue Bonds,
Series 2017A:
$ 2,800 5.000%, 4/01/47, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA $ 3,036,852
16,270 Total U.S. Guaranteed 16,765,936
Utilities - 14.9%
850 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 AA 890,146
2,500 Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue
Bonds,  Improvement & Refunding Series 2020, 4.000%, 1/01/50
1/30 at 100.00 AA 2,339,550
1,655 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series
2018, 5.000%, 1/01/48
1/28 at 100.00 AA 1,721,250
1,250 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2016, 5.000%, 1/01/41
1/26 at 100.00 AA 1,283,300
1,500 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2018, 5.000%, 1/01/43
1/28 at 100.00 AA 1,591,335
Grand Rapids, Michigan, Water Supply System Revenue
Bonds, Refunding Series 2015:
1,000 5.000%, 1/01/33 1/25 at 100.00 AA 1,027,780
1,000 5.000%, 1/01/35 1/25 at 100.00 AA 1,027,960
Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2017A:
1,250 5.000%, 7/01/31 7/27 at 100.00 AA- 1,367,037
1,000 5.000%, 7/01/32 7/27 at 100.00 AA- 1,092,870
Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A:
4,800 5.000%, 7/01/44 7/29 at 100.00 AA- 5,054,688
12,435 5.000%, 7/01/48 7/29 at 100.00 AA- 13,019,321
1,000 Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/29
7/26 at 100.00 AA- 1,053,960
Marquettte, Michigan, Electric Utility System Revenue
Bonds, Refunding Series 2016A:
1,230 5.000%, 7/01/32 7/26 at 100.00 AA- 1,290,036
1,000 5.000%, 7/01/33 7/26 at 100.00 AA- 1,046,880
1,800 Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds,
Refunding Series 2018B, 5.000%, 10/01/39
10/28 at 100.00 AAA 1,956,294
885 Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds,
Series 2020B, 5.000%, 10/01/31
10/30 at 100.00 Aaa 1,028,379
750 Michigan Finance Authority, Drinking Water Revolving Fund Revenue
Bonds, Series 2021B, 5.000%, 10/01/35
10/31 at 100.00 Aaa 867,210
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Water & Sewerage
Department Water Supply System Local Project, Refunding
Senior Loan Series 2014D-1:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 AA 1,523,865
1,220 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 AA 1,236,397
3,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-2, 5.000%, 7/01/27 - AGM Insured
7/24 at 100.00 AA 3,060,660
820 Saginaw, Michigan, Water Supply System Revenue Bonds, Refunding
Series 2021, 4.000%, 7/01/38 - AGM Insured
7/31 at 100.00 AA 826,453
42,445 Total Utilities 44,305,371
$ 284,981 Total Long-Term Investments (cost $299,738,239) 290,776,755
Other Assets & Liabilities, Net - 1.9% 5,703,831
Net Assets - 100% $ 296,480,586

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 290,776,755 $ – $ 290,776,755
Total
$ – $ 290,776,755 $ – $ 290,776,755
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.2%
X 527,323,028 MUNICIPAL BONDS - 97.2%
X 527,323,028
Consumer Staples - 2.4%
$ 3,000 Cape Girardeau County Industrial Development Authority, Missouri, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Products Company
Project, Series 1998, 5.300%, 5/15/28, (AMT)
3/23 at 100.00 AA- $ 3,005,880
8,840 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call AA- 9,860,401
11,840 Total Consumer Staples 12,866,281
Education and Civic Organizations - 9.4%
1,200 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 AA+ 1,212,612
1,000 Health and Educational Facilities Authority of the State of Missouri,
Educational Facilities Revenue Bonds, University of Central Missouri,
Series 2018 A, 4.000%, 10/01/38
10/28 at 100.00 A+ 1,006,440
1,055 Lincoln University, Missouri, Auxiliary System Revenue Bonds, Refunding
Series 2019, 5.000%, 6/01/31 - AGM Insured
6/27 at 100.00 AA 1,122,362
1,025 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 A1 1,030,145
2,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2017A, 5.000%, 6/01/47
6/27 at 100.00 A1 2,119,980
3,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%,
5/01/43
5/23 at 100.00 BBB- 3,010,740
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southeast Missouri
State University, Refunding Series 2019:
2,295 4.000%, 10/01/34 10/29 at 100.00 A 2,307,990
2,225 4.000%, 10/01/35 10/29 at 100.00 A 2,216,923
3,470 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
3/23 at 100.00 BBB- 3,436,688
2,255 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 A+ 2,265,621
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Maryville University of St. Louis Project, Series 2015, 5.000%, 6/15/44
6/25 at 100.00 BBB+ 1,001,620
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2015A:
3,700 5.000%, 10/01/38 10/25 at 100.00 AA- 3,837,381
6,420 4.000%, 10/01/42 10/25 at 100.00 AA- 6,140,923
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2017A:
600 4.000%, 10/01/36 4/27 at 100.00 AA- 601,104
5,690 5.000%, 10/01/47 4/27 at 100.00 AA- 5,946,221
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2019A:
3,390 5.000%, 10/01/46 4/29 at 100.00 AA- 3,608,181
5,840 4.000%, 10/01/48 4/29 at 100.00 AA- 5,500,579
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 Ba1 1,047,523
Missouri State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A:
260 4.000%, 10/01/31 10/27 at 100.00 A+ 269,578
500 4.000%, 10/01/33 10/27 at 100.00 A+ 517,880
400 4.000%, 10/01/34 10/27 at 100.00 A+ 411,632

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,625 Saint Louis Community College District, Saint Louis County, Missouri,
Certificates of Participation, Series 2017, 4.000%, 4/01/36
4/27 at 100.00 AA $ 1,647,880
1,100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
10/23 at 100.00 N/R 944,713
51,200 Total Education and Civic Organizations 51,204,716
Health Care - 23.4%
675 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County
Hospital Project, Series 2017B, 3.650%, 7/01/27
7/23 at 100.00 N/R 675,149
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
1,455 5.000%, 8/01/29 8/26 at 100.00 Ba3 1,379,165
1,000 5.000%, 8/01/30 8/26 at 100.00 Ba3 941,000
1,160 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 BBB- 1,196,459
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2017A:
1,325 5.000%, 3/01/31 3/27 at 100.00 BBB- 1,370,646
1,210 5.000%, 3/01/32 3/27 at 100.00 BBB- 1,248,587
1,645 5.000%, 3/01/36 3/27 at 100.00 BBB- 1,682,095
2,680 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/46
3/31 at 100.00 BBB- 2,250,825
Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017:
1,170 4.000%, 10/01/31 10/27 at 100.00 A- 1,171,977
1,220 4.000%, 10/01/32 10/27 at 100.00 A- 1,220,695
485 5.000%, 10/01/42 10/27 at 100.00 A- 492,532
2,450 5.000%, 10/01/47 10/27 at 100.00 A- 2,477,122
1,560 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
2/24 at 100.00 A+ 1,576,224
Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc.,
Series 2016:
2,965 4.000%, 11/15/33 5/26 at 100.00 A+ 2,991,893
4,030 5.000%, 11/15/34 5/26 at 100.00 A+ 4,183,462
4,335 5.000%, 11/15/35 5/26 at 100.00 A+ 4,481,566
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A, 5.000%,
11/15/43
5/28 at 100.00 A+ 1,026,450
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44
1/24 at 100.00 AA 1,005,420
12,725 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 AA 11,581,532
9,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48)
1/28 at 100.00 AA 8,244,000
3,535 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Capital Region Medical Center, Series 2020, 5.000%,
11/01/40
11/30 at 100.00 Ba2 3,069,829
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Fixed Series 2019A, 4.000%, 11/15/49
5/29 at 100.00 A2 2,778,660
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,475 5.000%, 11/15/44 11/23 at 100.00 A2 1,440,397
2,980 5.000%, 11/15/48 11/23 at 100.00 A2 2,884,610
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200 5.000%, 11/15/32 11/25 at 100.00 A2 2,270,642
4,400 5.000%, 11/15/39 11/25 at 100.00 A2 4,447,960

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 3,035 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Heartland Regional Medical Center, Series 2012,
5.000%, 2/15/37
3/23 at 100.00 AA- $ 2,953,055
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F:
845 5.000%, 11/15/45 11/24 at 100.00 A+ 852,512
2,300 4.250%, 11/15/48 11/24 at 100.00 A+ 2,210,346
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C:
3,500 5.000%, 11/15/42 11/27 at 100.00 A+ 3,589,740
5,000 4.000%, 11/15/47 11/27 at 100.00 A+ 4,645,150
1,330 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2018A, 5.000%, 6/01/30
12/28 at 100.00 A+ 1,454,555
7,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50
6/30 at 100.00 A+ 6,862,875
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series
2019A:
2,225 4.000%, 2/15/44 2/29 at 100.00 AA- 2,124,296
8,995 4.000%, 2/15/54 2/29 at 100.00 AA- 8,176,815
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal &
Presbyterian Hospitals, Series 2015B:
1,500 3.500%, 12/01/32 6/25 at 100.00 A+ 1,496,460
2,000 5.000%, 12/01/33 6/25 at 100.00 A+ 2,055,520
500 3.625%, 12/01/34 6/25 at 100.00 A+ 492,765
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal &
Presbyterian Hospitals, Series 2019:
1,100 4.000%, 12/01/35 6/29 at 100.00 A+ 1,102,860
2,000 4.000%, 12/01/37 6/29 at 100.00 A+ 1,974,500
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A:
1,020 4.000%, 6/01/48 6/28 at 100.00 AA- 962,992
1,500 5.000%, 6/01/48 6/28 at 100.00 AA- 1,529,175
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A, 4.000%, 6/01/52
6/32 at 100.00 AA- 1,790,340
1,500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34
5/26 at 100.00 AA- 1,515,765
2,940 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 AA- 2,692,511
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 BBB+ 1,694,360
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
830 5.000%, 11/15/28 11/25 at 100.00 N/R 842,101
2,325 4.000%, 11/15/36 11/25 at 100.00 N/R 2,148,440
4,650 5.000%, 11/15/46 11/25 at 100.00 N/R 4,502,920
1,080 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
3/23 at 103.00 BBB- 1,114,376
132,355 Total Health Care 126,873,326

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 0.2%
$ 1,000 Missouri Housing Development Commission, Multifamily Housing
Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%,
7/01/45
7/23 at 100.00 AA+ $ 1,002,990
Housing/Single Family - 0.1%
510 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017A-2, 3.800%, 11/01/37
11/26 at 100.00 AA+ 497,194
75 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2015B-2,
3.800%, 11/01/34
5/25 at 100.00 AA+ 73,175
585 Total Housing/Single Family 570,369
Long-Term Care - 4.4%
3,110 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 N/R 3,137,306
900 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/37
5/27 at 100.00 BB- 808,938
555 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Bethesda Health Group, Inc., Series 2021, 4.000%,
8/01/41
8/31 at 100.00 BBB 448,801
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2014A:
1,000 5.000%, 2/01/35 2/24 at 100.00 BBB 981,480
1,500 5.000%, 2/01/44 2/24 at 100.00 BBB 1,395,075
5,550 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB 5,109,385
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2019C:
475 4.000%, 2/01/32 2/29 at 100.00 BBB 434,730
1,000 5.000%, 2/01/42 2/29 at 102.00 BBB 937,150
3,580 4.000%, 2/01/48 2/29 at 100.00 BBB 2,751,731
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Friendship Village of Sunset
Hills, Series 2012:
550 5.000%, 9/01/32 3/23 at 100.00 BB+ 548,350
2,750 5.000%, 9/01/42 3/23 at 100.00 BB+ 2,489,135
2,570 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/23 at 100.00 BB+ 2,574,651
2,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017,
5.000%, 9/01/48
9/27 at 100.00 BB+ 1,738,140
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R 459,385
26,040 Total Long-Term Care 23,814,257
Tax Obligation/General - 12.9%
3,665 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018, 4.000%, 3/01/36
3/26 at 100.00 AA 3,707,954
Clay County Reorganized School District R-II Smithville,
Missouri, General Obligation Bonds, Refunding Series
2015:
2,000 4.000%, 3/01/35 3/27 at 100.00 AA+ 2,050,540
1,160 4.000%, 3/01/36 3/27 at 100.00 AA+ 1,183,246
3,000 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35
3/25 at 100.00 Aa1 3,041,430
1,225 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36
3/26 at 100.00 Aa1 1,279,758

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
$ 450 4.000%, 3/01/36 3/27 at 100.00 AA+ $ 459,018
375 4.000%, 3/01/37 3/27 at 100.00 AA+ 378,735
500 4.000%, 3/01/38 3/27 at 100.00 AA+ 493,855
Fort Zumwalt School District, Callaway County, Missouri,
General Obligation Bonds, Refunding & Improvement
Series 2015:
1,500 4.000%, 3/01/31 3/24 at 100.00 AA+ 1,513,620
1,000 4.000%, 3/01/32 3/24 at 100.00 AA+ 1,008,900
1,800 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 AA+ 1,922,148
3,500 Hazelwood School District, St. Louis County, Missouri, General Obligation
Bonds, Refunding and Improvement Series 2023A, 5.000%, 3/01/42 -
BAM Insured
3/32 at 100.00 AA 3,803,905
1,000 Jackson County Center School District 58, Missouri, General Obligation
Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/38
3/27 at 100.00 Aa1 1,001,070
1,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2014, 5.000%, 3/01/32
3/24 at 100.00 AA+ 1,017,010
2,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2019A, 5.000%, 3/01/39
3/29 at 100.00 AA+ 2,146,060
1,140 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 5.500%,
3/01/37
3/29 at 100.00 AA+ 1,273,517
2,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 AA+ 2,068,220
Kansas City, Missouri, General Obligation Bonds, Refunding
& Improvement Series 2018A:
1,510 4.000%, 2/01/36 2/28 at 100.00 AA 1,529,086
1,000 4.000%, 2/01/37 2/28 at 100.00 AA 1,003,810
1,585 Marshfield, Missouri, Combined Waterworks and Sewerage System
Revenue Bones, Series 2020B, 5.000%, 2/01/50 - AGM Insured
2/28 at 100.00 AA 1,657,419
Marshfield, Missouri, General Obligation Bonds, Street
Improvement Series 2018:
570 4.000%, 3/01/31 3/26 at 100.00 A+ 585,019
325 5.000%, 3/01/34 3/26 at 100.00 A+ 341,611
685 5.000%, 3/01/35 3/26 at 100.00 A+ 719,613
North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022:
3,300 5.250%, 3/01/38 3/32 at 100.00 AA+ 3,794,472
5,000 5.250%, 3/01/40 3/32 at 100.00 AA+ 5,676,400
500 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program, Refunding &
Improvement  Series 2014, 4.000%, 3/01/32
3/24 at 100.00 AA+ 504,450
1,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, School
Building Series 2014B, 5.000%, 3/01/34
3/24 at 100.00 AA- 1,016,920
2,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, Series
2018, 5.000%, 3/01/37
3/26 at 100.00 AA- 2,098,720
2,000 Platte County School District Park Hill, Missouri, General Obligation Bonds,
Missouri Direct Deposit Program, Refunding Series 2017, 4.000%,
3/01/31
3/26 at 100.00 AA+ 2,053,000
1,200 Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates
of Participation, Series 2014, 5.000%, 3/01/33 - AGM Insured
3/24 at 100.00 AA 1,217,112
Saint Charles County Francis Howell School District,
Missouri, General Obligation Bonds, Series 2022:
9,000 5.000%, 3/01/41 3/31 at 100.00 AA 9,850,950
2,000 5.000%, 3/01/42 3/31 at 100.00 AA 2,187,400
1,000 Saint Louis County Pattonville School District R3, Missouri, General
Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36
3/26 at 100.00 AA 1,040,360

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Valley Park Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
$ 705 4.000%, 3/01/33 3/27 at 100.00 AA $ 721,081
550 4.000%, 3/01/35 3/27 at 100.00 AA 558,261
600 4.000%, 3/01/37 3/27 at 100.00 AA 601,674
Washington School District, Franklin County, Missouri,
General Obligation Bonds, Missouri Direct Deposit
Program, Series 2019:
1,500 4.000%, 3/01/34 3/27 at 100.00 AA+ 1,544,460
1,405 4.000%, 3/01/35 3/27 at 100.00 AA+ 1,440,504
1,135 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/39 - AGM
Insured
9/32 at 100.00 AA 1,357,142
65,885 Total Tax Obligation/General 69,848,450
Tax Obligation/Limited - 18.0%
240 Arnold Retail Corridor Transportation Development District, Missouri,
Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/24 at 100.00 N/R 223,649
Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019:
1,180 4.000%, 10/01/36 10/29 at 100.00 AA 1,195,659
9,500 4.000%, 10/01/48 10/29 at 100.00 AA 8,646,900
2,125 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
6/24 at 100.00 N/R 2,055,236
Clay County School District R-11 Smithville, Missouri,
Certificates of Participation, Series 2018:
340 4.000%, 4/01/38 4/28 at 100.00 A+ 342,468
2,515 5.000%, 4/01/43 4/28 at 100.00 A+ 2,674,225
900 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library
Project, Series 2018, 4.000%, 3/01/35
3/26 at 100.00 Aa3 914,661
2,140 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 N/R 1,987,846
500 Festus R-VI School District, Jefferson County, Missouri, Lease Participation
Certificates, Festus R-VI School District Project, Series 2021B, 4.000%,
4/01/41
4/31 at 100.00 A+ 482,660
1,625 Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28 (4)
3/23 at 100.00 N/R 1,072,494
750 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 4.000%, 9/01/33
9/28 at 100.00 Aa2 779,947
1,000 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33
3/23 at 100.00 N/R 862,050
Howard Bend Levee District, Missouri, Levee District
Improvement Bonds, Series 2005:
1,470 5.750%, 3/01/23 - SYNCORA GTY Insured No Opt. Call BB+ 1,470,000
1,560 5.750%, 3/01/24 - SYNCORA GTY Insured No Opt. Call BB+ 1,572,480
1,745 5.500%, 3/01/26 - SYNCORA GTY Insured No Opt. Call BB+ 1,762,624
Howard Bend Levee District, St. Louis County, Missouri,
Levee District Improvement Bonds, Series 2013B:
1,000 4.875%, 3/01/33 3/23 at 100.00 BB+ 940,680
1,300 5.000%, 3/01/38 3/23 at 100.00 BB+ 1,206,673
1,555 Jennings, Saint Louis County, Missouri, Certificates of Participation, Series
2021, 4.000%, 3/01/43
3/28 at 100.00 A- 1,493,857
925 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
3/23 at 100.00 AA- 926,545
835 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call N/R 806,668
2,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 -
AMBAC Insured
No Opt. Call AA- 1,752,140

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,750 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
9/23 at 100.00 AA- $ 1,763,125
Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B:
360 4.000%, 10/01/30 10/27 at 100.00 AA- 373,766
2,500 5.000%, 9/01/31 9/27 at 100.00 AA- 2,718,000
235 3.625%, 10/01/32 10/27 at 100.00 AA- 236,481
1,585 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/39
4/31 at 100.00 AA- 1,693,034
187 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
3/23 at 100.00 N/R 141,625
231 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
3/23 at 100.00 N/R 207,537
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
1,450 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 1,133,639
100 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R 71,879
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
1,195 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R 1,095,397
1,285 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R 1,161,447
1,360 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%,
11/01/31
11/29 at 100.00 N/R 1,197,303
1,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.750%, 5/01/52
5/32 at 100.00 AA- 1,109,280
1,000 Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee
District Bonds, Refunding Series 2015, 5.000%, 3/01/40
3/24 at 100.00 A 1,014,650
Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021:
200 3.000%, 5/01/24 No Opt. Call N/R 196,228
225 3.000%, 5/01/25 No Opt. Call N/R 217,161
275 3.000%, 5/01/26 No Opt. Call N/R 261,236
625 3.000%, 5/01/30 5/29 at 100.00 N/R 561,575
575 Poplar Bluff, Missouri, Certificates of Participation, Series 2021, 4.000%,
10/01/35
10/29 at 100.00 BBB+ 566,220
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,000 4.500%, 7/01/34 7/25 at 100.00 N/R 2,974,620
1,000 4.550%, 7/01/40 7/28 at 100.00 N/R 933,870
1,350 0.000%, 7/01/46 7/28 at 41.38 N/R 345,978
2,140 0.000%, 7/01/51 7/28 at 30.01 N/R 403,775
1,377 4.750%, 7/01/53 7/28 at 100.00 N/R 1,234,316
1,661 5.000%, 7/01/58 7/28 at 100.00 N/R 1,540,955
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 1,817,400
18 4.536%, 7/01/53 7/28 at 100.00 N/R 15,566
Pulaski County, Missouri, Certificates of Participation, Series
2019:
880 4.000%, 12/01/32 12/27 at 100.00 A- 892,276
915 4.000%, 12/01/33 12/27 at 100.00 A- 926,895
Republic, Missouri, Special Obligation Bonds, Series 2022:
1,000 4.000%, 5/01/37 5/30 at 100.00 A+ 1,006,410
1,380 4.000%, 5/01/39 5/30 at 100.00 A+ 1,346,673
1,000 4.000%, 5/01/41 5/30 at 100.00 A+ 965,150
490 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R 387,291

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,075 Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%,
4/01/29
4/26 at 100.00 Aa3 $ 1,103,778
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 N/R 215,990
415 Saint Louis County Industrial Development Authority, Missouri,
Transporation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series 2015,
4.000%, 3/01/32, 144A
3/23 at 100.00 N/R 364,802
2,100 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Redevelopment Revenue Bonds, National Geospatial-
Intelligence Agency Offsite Improvements, Series 2022C, 5.125%,
6/01/46
6/30 at 100.00 Baa1 2,127,867
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Expansion
& Improvement Projects Series 2020:
2,450 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 AA 2,611,185
2,500 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 2,627,325
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Series
2009A:
1,000 0.000%, 7/15/26 - AGC Insured No Opt. Call AA 879,970
1,000 0.000%, 7/15/27 - AGC Insured No Opt. Call AA 848,880
1,000 0.000%, 7/15/28 - AGC Insured No Opt. Call AA 819,930
1,000 0.000%, 7/15/29 - AGC Insured No Opt. Call AA 791,070
Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017:
505 4.000%, 4/01/29 4/25 at 100.00 A 512,605
345 4.000%, 4/01/30 4/25 at 100.00 A 350,955
565 4.000%, 4/01/32 4/25 at 100.00 A 575,379
585 4.000%, 4/01/33 4/25 at 100.00 A 595,448
2,145 Sedalia, Missouri, Certificates of Participation, Refunding & Improvement
Series 2020, 4.000%, 9/15/39 - BAM Insured
9/27 at 100.00 AA 2,093,799
2,600 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A,
4.000%, 7/01/36
7/27 at 100.00 Aa2 2,624,362
1,630 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B,
5.000%, 7/01/26, (AMT)
No Opt. Call Aa2 1,705,893
4,300 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 Aa2 4,345,021
The Industrial Development Authority of the City of Saint
Louis, Missouri, Development Financing Revenue Bonds,
Ballpark Village Development Project, Series 2017A:
175 3.875%, 11/15/29 11/26 at 100.00 N/R 151,300
3,350 4.375%, 11/15/35 11/26 at 100.00 N/R 2,683,417
1,525 4.750%, 11/15/47 11/26 at 100.00 N/R 1,132,419
115 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 N/R 100,441
1,285 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB 1,225,132
1,380 Warrenton Tax Increment and Improvement District, Missouri, Revenue
Bonds, Warrenton West Development - Redevelopment Project Area 1,
Series 2022, 3.625%, 3/01/40
3/29 at 100.00 N/R 1,074,689
395 Washington Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Phoenix Center II Community Improvement District
Project, Refunding Series 2021, 2.500%, 11/01/29
11/26 at 100.00 N/R 358,277
Wentzville School District R-04, Saint Charles County,
Missouri, Certificates of Participation, Series 2015:
1,700 3.375%, 4/01/29 4/24 at 100.00 A1 1,697,246
600 3.500%, 4/01/32 4/24 at 100.00 A1 599,076
105,544 Total Tax Obligation/Limited 97,896,476

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 6.7%
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019A:
$ 320 5.000%, 3/01/36, (AMT) 3/29 at 100.00 A2 $ 334,678
7,000 5.000%, 3/01/44, (AMT) 3/29 at 100.00 A2 7,141,330
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019B:
1,225 5.000%, 3/01/39, (AMT) 3/29 at 100.00 A2 1,266,381
13,940 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A2 14,175,307
7,000 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A2 7,076,230
2,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023A, 5.000%, 7/01/52
7/33 at 100.00 A2 2,106,440
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St.
Louis International Airport, Series 2017D:
2,835 5.000%, 7/01/34 - AGM Insured, (AMT) 7/27 at 100.00 AA 2,958,890
1,000 5.000%, 7/01/37 - AGM Insured, (AMT) 7/27 at 100.00 AA 1,029,720
35,320 Total Transportation 36,088,976
U.S. Guaranteed - 1.3% (5)
665 Guam A.B. Won Pat  International Airport Authority, Revenue Bonds, Series
2013B, 5.500%, 10/01/33, (Pre-refunded 10/01/23) - AGM Insured
10/23 at 100.00 AA 673,918
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2014A:
10 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 10,196
2,000 5.000%, 6/01/31, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 2,039,220
3,620 Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T.
Still University of Health Sciences, Series 2014, 5.000%, 10/01/39, (Pre-
refunded 10/01/23)
10/23 at 100.00 A 3,657,178
860 Truman State University, Missouri, Housing System Revenue Bonds,
Refunding Series 2015, 3.750%, 6/01/33, (Pre-refunded 6/01/23)
6/23 at 100.00 A2 860,937
7,155 Total U.S. Guaranteed 7,241,449
Utilities - 18.4%
Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017:
670 3.500%, 1/01/32 1/25 at 100.00 A- 651,917
720 4.000%, 1/01/42 1/25 at 100.00 A- 672,926
1,430 5.000%, 1/01/47 1/25 at 100.00 A- 1,449,434
3,000 Carroll County Public Water Supply District 1, Missouri, Water System
Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 - BAM
Insured
3/23 at 100.00 AA 3,001,830
1,670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 1,680,872
145 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 145,550
Kansas City, Missouri, Sanitary Sewer System Revenue
Bonds, Improvement Series 2018A:
500 4.000%, 1/01/35 1/28 at 100.00 AA 511,845
1,865 4.000%, 1/01/37 1/28 at 100.00 AA 1,883,482
1,000 4.000%, 1/01/38 1/28 at 100.00 AA 1,005,420
1,650 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 AA 1,525,656
1,200 Lincoln County Public Water Supply District 1, Missouri, Certificates of
Participation, Series 2016, 4.000%, 7/01/31
3/23 at 100.00 A+ 1,200,840
1,250 Lincoln County Public Water Supply District 1, Missouri, Certificates of
Participation, Series 2019, 4.000%, 7/01/38
7/26 at 100.00 A+ 1,229,450
8,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%,
5/01/47
5/27 at 100.00 AAA 8,404,640

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Refunding
Improvement Series 2022B:
$ 5,875 5.000%, 5/01/47 5/32 at 100.00 AAA $ 6,460,150
3,915 5.250%, 5/01/52 5/32 at 100.00 AAA 4,339,738
2,695 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/44
5/29 at 100.00 AAA 2,901,653
5,240 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2020B, 5.000%, 5/01/47
5/30 at 100.00 AAA 5,669,261
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Series 2022A:
1,785 5.000%, 5/01/38 5/32 at 100.00 AAA 2,026,136
5,055 5.000%, 5/01/39 5/32 at 100.00 AAA 5,710,886
2,500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 AA 2,848,450
4,850 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 4,542,025
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 936,500
1,845 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 A 1,703,009
1,125 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Jefferson County Water Authority Project,
Series 2021A, 4.000%, 7/01/41
7/29 at 100.00 A 1,085,468
2,000 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 Aa3 2,049,840
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2015A:
1,125 5.000%, 12/01/35 6/25 at 100.00 A2 1,148,321
2,245 5.000%, 12/01/37 6/25 at 100.00 A2 2,283,322
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, Pairie State Power Project,
Refunding Series 2016A:
570 4.000%, 12/01/33 - BAM Insured 6/26 at 100.00 AA 583,749
1,415 5.000%, 12/01/34 6/26 at 100.00 A2 1,461,808
245 4.000%, 12/01/35 - BAM Insured 6/26 at 100.00 AA 248,665
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding
Series 2014A:
2,885 5.000%, 1/01/32 1/25 at 100.00 A 2,938,430
1,450 5.000%, 1/01/34 1/25 at 100.00 A 1,473,519
2,500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A 2,536,600
1,000 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022, 5.250%,
12/01/42 (WI/DD, Settling 12/01/22)
12/32 at 100.00 A2 1,078,320
1,500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Refunding Series 2017, 4.000%,
12/01/32
12/27 at 100.00 A2 1,556,685
Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series
2018:
1,330 5.000%, 12/01/37 6/27 at 100.00 A2 1,383,732
1,140 5.000%, 12/01/38 6/27 at 100.00 A2 1,184,471
1,500 5.000%, 12/01/43 6/27 at 100.00 A2 1,542,390

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 2,070 North Central Missouri Regional Water Commission, Waterworks System
Revenue Bonds, Series 2006, 5.000%, 1/01/37
3/23 at 100.00 N/R $ 2,070,062
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Missouri Project
Series 2019:
250 4.000%, 12/01/39 12/25 at 100.00 AA+ 244,790
2,295 4.000%, 12/01/41 12/25 at 100.00 AA+ 2,227,825
2,000 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Missouri Project, Series 2022, 5.000%, 12/01/44
12/30 at 100.00 AA+ 2,137,380
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Refudning Series
2016C:
285 4.000%, 12/01/31 12/25 at 100.00 AA+ 291,832
1,465 5.000%, 12/01/32 12/25 at 100.00 AA+ 1,526,061
4,240 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 AA+ 4,151,638
2,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015,
4.000%, 8/01/31
8/25 at 100.00 AA+ 2,042,660
2,500 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 N/R 2,166,500
96,995 Total Utilities 99,915,738
$ 533,919 Total Long-Term Investments (cost $544,167,917) 527,323,028
Other Assets & Liabilities, Net - 2.8% 15,191,149
Net Assets - 100% $ 542,514,177
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 527,323,028 $ – $ 527,323,028
Total
$ – $ 527,323,028 $ – $ 527,323,028
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 108.6%
X 90,378,396 MUNICIPAL BONDS - 100.1%
X 90,378,396
Consumer Discretionary - 0.4%
$ 105 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 CCC+ $ 96,645
250 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
3/23 at 100.00 B1 250,570
Total Consumer Discretionary 347,215
Consumer Staples - 0.7%
640 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
3/23 at 100.00 N/R 612,442
Total Consumer Staples 612,442
Education and Civic Organizations - 7.7%
1,000 Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science
Education Consortium, Inc Project, Series 2013A, 6.000%, 8/01/33
8/23 at 100.00 BBB- 1,008,270
1,530 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 BBB- 1,494,458
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Hmong American Peace Academy, Series
2020:
420 4.000%, 3/15/30 No Opt. Call BBB 413,078
500 4.000%, 3/15/40 3/30 at 100.00 BBB 438,115
1,200 5.000%, 3/15/50 3/30 at 100.00 BBB 1,176,168
1,175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45
2/30 at 100.00 Baa1 1,045,774
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Milwaukee School of
Engineering, Series 2021B:
500 2.125%, 4/01/39 - AGM Insured 4/31 at 100.00 AA 358,990
500 2.125%, 4/01/40 - AGM Insured 4/31 at 100.00 AA 350,265
415 2.250%, 4/01/41 - AGM Insured 4/31 at 100.00 AA 292,231
500 2.250%, 4/01/42 - AGM Insured 4/31 at 100.00 AA 348,570
Total Education and Civic Organizations 6,925,919
Health Care - 23.7%
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
155 5.000%, 7/01/29 No Opt. Call BBB+ 167,597
600 5.000%, 7/01/30 No Opt. Call BBB+ 656,034
190 5.000%, 7/01/31 No Opt. Call BBB+ 209,509
4,765 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Beloit Health System, Inc., Series 2020, 4.000%, 7/01/36
7/29 at 100.00 A 4,686,234
8,565 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47,
(UB) (4)
2/27 at 100.00 BBB+ 8,461,706
1,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47 (4)
2/27 at 100.00 BBB+ 987,940
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aspirus, Inc. Obligated Group, Series 2015A, 5.000%, 8/15/34
2/25 at 100.00 AA- 1,030,030
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc.,
Series 2019A:
2,000 4.000%, 12/01/44 12/29 at 100.00 A+ 1,840,740
2,100 4.000%, 12/01/49 12/29 at 100.00 A+ 1,887,564

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Series 2015, 5.000%, 12/01/23
No Opt. Call A+ $ 252,920
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29
5/24 at 100.00 A- 1,015,000
175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020A, 4.000%,
2/15/37 - AGM Insured
2/30 at 100.00 AA 175,254
Total Health Care 21,370,528
Housing/Multifamily - 24.0%
2,000 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30
6/23 at 100.00 N/R 1,909,460
2,000 Wisconsin Housing and Economic Development Authority Multi Family
Housing Bonds,Western Technical College Student Housing Project,
Series 2013B, 4.700%, 4/01/38
4/23 at 100.00 A 2,000,920
475 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2006A, 4.550%, 5/01/27, (AMT)
3/23 at 100.00 AA+ 475,280
2,125 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2015A, 4.125%, 11/01/46
5/25 at 100.00 AA+ 1,958,974
Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2017A:
750 4.000%, 11/01/47 11/26 at 100.00 AA+ 674,033
1,500 4.150%, 5/01/55 11/26 at 100.00 AA+ 1,343,490
2,230 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2017B, 3.900%, 11/01/42
11/26 at 100.00 AA+ 2,043,126
2,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB) (4)
11/27 at 100.00 AA+ 1,889,600
6,720 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.375%, 5/01/57
11/28 at 100.00 AA+ 5,038,387
2,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2022A, 5.150%, 11/01/50
11/31 at 100.00 AA+ 2,069,560
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 N/R 2,246,150
Total Housing/Multifamily 21,648,980
Long-Term Care - 13.4%
500 Winnebago County Housing Authority, Wisconsin, Revenue Bonds,
Lutheran Homes of Oshkosh, Inc. Project, Refunding Series 2015A,
4.450%, 3/01/30
3/23 at 100.00 N/R 423,970
150 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/61
10/28 at 102.00 N/R 101,974
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019, 5.000%, 8/01/49
8/26 at 103.00 N/R 1,370,400
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44
3/23 at 102.00 N/R 1,761,820
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series
2021, 3.250%, 7/01/37
7/26 at 101.00 N/R 358,560
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
10/23 at 102.00 N/R 1,696,480
1,750 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
7/24 at 100.00 A 1,758,575
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019B, 5.000%, 7/01/38
7/26 at 100.00 A 510,710
525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/45
9/27 at 103.00 BBB- 421,066
650 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022. Forward
Delivery, 4.000%, 9/15/45
9/27 at 103.00 BBB- 510,751

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2021A:
$ 1,000 4.000%, 8/15/51 8/31 at 100.00 BBB+ $ 771,270
1,000 4.000%, 8/15/55 8/31 at 100.00 BBB+ 753,430
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/44
3/23 at 102.00 N/R 1,692,100
Total Long-Term Care 12,131,106
Tax Obligation/Limited - 23.2%
10,000 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
0.000%, 6/01/49
6/29 at 47.10 AA 2,856,200
Brookfield Community Development and Redevelopment
Authority, Wisconsin, Community Development Revenue
Bonds, Series 2015A:
1,340 3.550%, 6/01/34 6/25 at 100.00 A3 1,316,604
1,530 3.600%, 6/01/35 6/25 at 100.00 A3 1,494,213
1,250 Kaukauna Redevelopment Authority, Outagamie and Calumet Counties,
Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%,
6/01/40
6/25 at 100.00 A+ 1,228,613
675 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC
Project Revenue Bonds, Series 2008, 5.125%, 6/01/29, (AMT)
3/23 at 100.00 A2 676,208
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2016A:
800 5.000%, 11/15/30 11/26 at 100.00 A+ 849,640
500 5.000%, 11/15/31 11/26 at 100.00 A+ 530,845
550 5.000%, 11/15/32 11/26 at 100.00 A+ 583,533
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017:
630 5.000%, 11/15/28 11/26 at 100.00 A+ 671,586
500 5.000%, 11/15/34 11/26 at 100.00 A+ 530,125
1,000 5.000%, 11/15/35 11/26 at 100.00 A+ 1,053,470
500 5.000%, 11/15/36 11/26 at 100.00 A+ 526,910
450 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 -
AGM Insured
3/23 at 100.00 AAA 453,037
2,085 Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue
Refunding Bonds, Series 1998A, 5.500%, 12/15/26 - NPFG Insured
No Opt. Call AAA 2,205,242
Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006:
120 5.000%, 10/01/25 - NPFG Insured 3/23 at 100.00 Baa2 121,348
125 5.000%, 10/01/28 - FGIC Insured 3/23 at 100.00 Baa2 126,437
Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016:
390 5.000%, 12/15/27 6/26 at 100.00 Aa3 412,097
1,000 5.000%, 12/15/30 6/26 at 100.00 Aa3 1,057,940
500 5.000%, 12/15/31 6/26 at 100.00 Aa3 528,970
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
675 5.250%, 12/15/27 No Opt. Call AA 723,695
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A:
2,035 0.000%, 12/15/28 - AGM Insured No Opt. Call AA 1,642,896
1,945 0.000%, 12/15/31 No Opt. Call AA 1,389,781
Total Tax Obligation/Limited 20,979,390

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 1.9% (5)
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
$ 190 5.250%, 12/15/27, (ETM) No Opt. Call AA $ 202,654
810 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Beaver Dam Community Hospitals Inc., Series 2013A, 5.250%,
8/15/34, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R 817,403
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series
2017A, 5.000%, 9/01/36, (Pre-refunded 9/01/27)
9/27 at 100.00 N/R 541,710
10 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30,
(Pre-refunded 8/15/25)
8/25 at 100.00 N/R 10,436
130 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Refunding Series 2013,
5.000%, 8/15/43, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R 131,073
Total U.S. Guaranteed 1,703,276
Utilities - 5.1%
995 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (6)
No Opt. Call N/R 1,244
860 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R 1,075
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R 1,250
265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R 331
575 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/30 - AGM Insured
3/23 at 100.00 AA 578,881
580 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call Baa2 581,032
790 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28 - AGC Insured
3/23 at 100.00 AA 795,333
305 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007UU, 5.000%, 7/01/24 - AGM Insured
3/23 at 100.00 AA 307,059
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007VV:
675 5.250%, 7/01/24 No Opt. Call Baa2 676,046
130 5.250%, 7/01/26 - NPFG Insured No Opt. Call Baa2 130,572
185 5.250%, 7/01/31 - AGM Insured No Opt. Call AA 186,351
250 5.250%, 7/01/35 - NPFG Insured No Opt. Call Baa2 250,790
1,200 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
3/23 at 100.00 Caa3 1,149,576
Total Utilities 4,659,540
Total Municipal Bonds (cost $99,830,214) 90,378,396
Shares Description (1) Value
X 7,730,594 COMMON STOCKS - 8.5%
X 7,730,594
Independent Power And Renewable Electricity Producers - 8.5%
$ 100,944 Energy Harbor Corp (7),(8) $ 7,730,594
Total Independent Power And Renewable Electricity Producers 7,730,594
Total Common Stocks (cost $2,869,331) 7,730,594
Total Long-Term Investments (cost $102,699,545) 98,108,990
Floating Rate Obligations - (8.9)%   (8,020,000)
Other Assets & Liabilities, Net - 0.3% 224,396
Net Assets - 100% $ 90,313,386

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 90,378,396 $ – $ 90,378,396
Common Stocks – 7,730,594 – 7,730,594
Total
$ – $ 98,108,990 $ – $ 98,108,990
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air
Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergyGeneration Corporation Project, Series 2009A,
5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refund-
ing Series 2006A, 3.750%, 12/01/23, and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,
Shippingport Project, First Energy Guarantor, Series2005A, 3.750%, 12/01/40.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.1%
X 575,773,523 MUNICIPAL BONDS - 94.7%
X 575,773,523
Consumer Discretionary - 1.4%
Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention
Center Hotel Expansion Project, Series 2019:
$ 1,430 5.000%, 12/01/39 12/29 at 100.00 BBB- $ 1,360,731
2,150 5.000%, 12/01/44 12/29 at 100.00 BBB- 2,014,249
5,570 5.000%, 12/01/51 12/29 at 100.00 BBB- 5,138,826
9,150 Total Consumer Discretionary 8,513,806
Consumer Staples - 3.0%
20,690 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 2,407,902
1,460 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 1,278,405
16,110 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 14,650,918
38,260 Total Consumer Staples 18,337,225
Education and Civic Organizations - 12.0%
705 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/31
6/31 at 100.00 BBB- 695,158
2,065 Bowling Green State University, Ohio, General Receipts Bonds, Series
2016A, 5.000%, 6/01/34
12/25 at 100.00 A+ 2,134,074
Hamilton County, Ohio, Economic Development Revenue
Bonds, King Highland Community Urban Redevelopment
Corporation - University of Cincinnati, Lessee Project,
Refunding Series 2015:
1,320 5.000%, 6/01/32 - BAM Insured 6/25 at 100.00 AA 1,362,280
2,680 5.000%, 6/01/35 - BAM Insured 6/25 at 100.00 AA 2,761,150
Lake County Community College District, Ohio, General
Receipts Revenue Bonds, Lakeland Community College,
Refunding Series 2019:
2,770 5.000%, 10/01/32 10/29 at 100.00 Aa2 3,125,779
2,055 4.000%, 10/01/34 10/29 at 100.00 Aa2 2,160,976
2,465 Miami University of Ohio, General Receipts Bonds, Refunding Series 2014,
5.000%, 9/01/30
9/24 at 100.00 AA 2,520,586
880 Miami University of Ohio, General Receipts Bonds, Refunding Series 2017,
5.000%, 9/01/35
9/26 at 100.00 AA 922,249
3,695 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/41
9/26 at 100.00 AA 3,862,494
2,420 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2020A, 4.000%, 9/01/40
9/30 at 100.00 AA 2,342,463
Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2021A:
530 5.000%, 9/01/30 No Opt. Call AA 604,873
685 5.000%, 9/01/36 9/31 at 100.00 AA 769,639
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A:
100 5.000%, 12/01/26 No Opt. Call Baa1 104,241
125 5.000%, 12/01/28 No Opt. Call Baa1 133,295
150 5.000%, 12/01/30 No Opt. Call Baa1 162,297

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B:
$ 700 4.000%, 12/01/35 - BAM Insured 12/30 at 100.00 AA $ 685,461
740 4.000%, 12/01/37 - BAM Insured 12/30 at 100.00 AA 703,792
570 4.000%, 12/01/38 - BAM Insured 12/30 at 100.00 AA 534,956
600 4.000%, 12/01/39 - BAM Insured 12/30 at 100.00 AA 556,668
610 4.000%, 12/01/40 - BAM Insured 12/30 at 100.00 AA 560,651
1,260 4.000%, 12/01/41 - BAM Insured 12/30 at 100.00 AA 1,152,686
1,330 Northeast Ohio Medical University, General Receipts Bonds, Series 2022,
5.000%, 12/01/41 - BAM Insured
12/32 at 100.00 AA 1,384,330
Ohio Higher Education Facilities Commission, Revenue
Bonds, Denison University Project, Series 2017A:
2,100 5.000%, 11/01/42 5/27 at 100.00 AA 2,207,751
1,500 5.250%, 11/01/46 5/27 at 100.00 AA 1,584,495
Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll
University 2022 Project, Series 2022:
3,750 4.000%, 10/01/42 10/31 at 100.00 Baa1 3,268,500
3,750 4.000%, 10/01/47 10/31 at 100.00 Baa1 3,144,413
3,410 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Refunding Series 2021A, 4.000%,
12/01/44
12/31 at 100.00 AA- 3,148,555
3,895 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2016, 5.000%, 7/01/42
7/26 at 100.00 A 4,006,670
1,000 Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein
University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 Baa1 850,230
Ohio Higher Educational Facility Commission, Revenue
Bonds, University of Dayton Project, Series 2020:
1,000 5.000%, 2/01/35 2/30 at 100.00 A+ 1,087,560
900 4.000%, 2/01/36 2/30 at 100.00 A+ 904,482
485 4.000%, 2/01/39 2/30 at 100.00 A+ 468,680
Ohio State University, General Receipts Bonds, Series
2014A:
4,820 5.000%, 12/01/34 12/24 at 100.00 Aa1 4,923,437
5,000 5.000%, 12/01/39 12/24 at 100.00 Aa1 5,103,050
Shawnee State University, Ohio, General Receipts Bonds,
Series 2016:
1,120 5.000%, 6/01/28 - BAM Insured 6/26 at 100.00 AA 1,178,352
1,180 5.000%, 6/01/29 - BAM Insured 6/26 at 100.00 AA 1,241,112
1,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R 997,570
University of Akron, Ohio, General Receipts Bonds, Series
2021A:
1,615 5.000%, 1/01/31 - BAM Insured No Opt. Call AA 1,824,611
1,780 5.000%, 1/01/33 - BAM Insured No Opt. Call AA 2,056,541
3,000 University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C,
5.000%, 6/01/46
6/26 at 100.00 AA- 3,094,620
1,000 Wright State University, Ohio, General Reciepts Bonds, Refunding Series
2021A, 5.000%, 5/01/31 - BAM Insured
No Opt. Call AA 1,138,340
1,025 Youngstown State University, Ohio, General Receipts Bonds, Series 2021,
4.000%, 12/15/30 - AGM Insured
No Opt. Call AA 1,094,454
71,785 Total Education and Civic Organizations 72,563,521

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 7.2%
$ 2,500 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 5.000%, 8/01/42
2/28 at 100.00 AA- $ 2,607,150
3,710 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017,
5.000%, 12/01/37
12/27 at 100.00 A- 3,811,246
Cleveland Clinic Health System Obligated Group, Ohio,
Martin County Health Facilities Authority, Hospital
Revenue Bonds, Series 2019B:
5,000 4.000%, 1/01/43 1/29 at 100.00 AA 4,798,550
6,500 4.000%, 1/01/46 1/29 at 100.00 AA 6,178,055
Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013:
1,600 5.000%, 6/15/43 6/23 at 100.00 Ba3 1,503,968
495 5.250%, 6/15/43 6/23 at 100.00 Ba3 467,027
Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH:
1,000 4.000%, 12/01/46 6/27 at 100.00 AA- 909,250
2,255 5.000%, 12/01/46 6/27 at 100.00 AA- 2,295,906
Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series
2019CC:
600 5.000%, 11/15/41 No Opt. Call AA 671,082
3,000 5.000%, 11/15/49 No Opt. Call AA 3,158,670
2,230 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/39
8/28 at 100.00 A+ 2,302,007
5,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/44
3/23 at 100.00 BB+ 4,498,050
Ohio State, Hospital Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Refunding Series 2017A:
1,155 5.000%, 1/01/30 1/28 at 100.00 AA 1,265,938
2,755 5.000%, 1/01/33 1/28 at 100.00 AA 3,016,587
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Fixed Interest Rate Series 2020A:
2,280 4.000%, 1/15/50 1/30 at 100.00 A 2,013,491
2,725 5.000%, 1/15/50 1/30 at 100.00 A 2,780,944
1,630 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio
Medical Center, Refunding Series 2016, 5.000%, 2/15/32
2/26 at 100.00 A3 1,672,396
44,435 Total Health Care 43,950,317
Housing/Multifamily - 0.8%
5,000 Columbus Metropolitan Housing Authority, Ohio, General Revenue
Bonds, Series 2021, 4.000%, 8/01/36
8/31 at 100.00 A+ 4,887,650
Tax Obligation/General - 20.7%
3,150 Apollo Career Center Joint Vocational School District, Allen, Auglaize,
Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General
Obligation Bonds, Various Purpose School Improvement Series 2017,
5.000%, 12/01/41
12/27 at 100.00 Aa2 3,335,031
1,180 Canal Winchester Local School District, Franklin and Fairfield Counties,
Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 -
NPFG Insured
No Opt. Call Aa3 810,294
380 Cincinnati City School District, Hamilton County, Ohio, General Obligation
Bonds, Refunding Classroom Facilities Construction & Improvement
Series 2006, 5.250%, 12/01/27 - FGIC Insured
No Opt. Call Aa2 422,347
1,000 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Series 2006, 0.000%, 12/01/28 - AGM Insured
No Opt. Call AA 828,700
3,110 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Various Purpose Series 2016B, 5.000%, 12/01/33
6/26 at 100.00 AA 3,276,945
5,530 Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose
Series 2017-1, 5.000%, 4/01/29
10/27 at 100.00 AAA 6,050,594

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 5,000 Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%,
7/01/25
No Opt. Call AAA $ 5,229,000
5,000 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/29
10/28 at 100.00 AAA 5,608,950
Columbus, Ohio, General Obligation Bonds, Various
Purpose Series 2021A:
5,175 5.000%, 4/01/36 10/30 at 100.00 AAA 5,820,788
2,000 5.000%, 4/01/38 10/30 at 100.00 AAA 2,213,520
1,325 5.000%, 4/01/41 10/30 at 100.00 AAA 1,443,654
2,500 Columbus, Ohio, General Obligation Bonds, Various Purpose, Series
2014A, 4.000%, 2/15/29
2/24 at 100.00 AAA 2,512,925
490 Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital
Improvement Series 2020A, 4.000%, 12/01/33
6/30 at 100.00 AA 517,910
530 Dayton Metro Library, Ohio, General Obligation Bonds, Taxable Refunding
Library Improvement Series 2019, 4.000%, 12/01/30
12/29 at 100.00 Aa1 563,167
850 Dayton, Ohio, General Obligation Bonds, Limited Tax Refunding &
Improvement Series 2020, 4.000%, 12/01/31
12/28 at 100.00 AA 893,834
5,000 Dublin City School District, Franklin, Delaware and Union Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/44
12/28 at 100.00 AAA 4,885,500
Dublin, Ohio, General Obligation Bonds, Limited Tax Various
Purpose Series 2015:
1,000 5.000%, 12/01/23 No Opt. Call Aaa 1,013,750
450 5.000%, 12/01/24 No Opt. Call Aaa 464,980
2,500 Fairborn City School District, Greene County, Ohio, General Obligation
Bonds, School Facilities Construction & Improvement Series 2021A,
4.000%, 12/01/50
12/30 at 100.00 Aa3 2,303,350
4,225 Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015,
5.000%, 12/01/31
12/25 at 100.00 AAA 4,423,744
2,000 Gahanna-Jefferson City School District, Franklin County, Ohio, General
Obligation Bonds, Construction & Improvement Series 2018, 5.000%,
12/01/48
6/28 at 100.00 Aa3 2,133,940
Graham Local School District, Champaign and Shelby
Counties, Ohio, General Obligation Bonds, School
Improvement Series 2013:
500 0.000%, 12/01/29 No Opt. Call Aa2 397,015
850 0.000%, 12/01/30 No Opt. Call Aa2 650,190
Grandview Heights City School District, Franklin County,
Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019:
3,960 4.000%, 12/01/51 6/29 at 100.00 AA+ 3,696,145
1,150 5.000%, 12/01/53 6/29 at 100.00 AA+ 1,223,474
2,595 Hilliard City School District, Franklin County, Ohio, General Obligation
Bonds, School Improvement Series 2017, 4.000%, 12/01/46
12/26 at 100.00 AA+ 2,508,327
1,095 Kenston Local School District, Geauga County, Ohio, General Obligation
Bonds, School improvement Series 2012, 0.000%, 12/01/27
No Opt. Call Aa1 935,656
1,560 Kettering City School District, Montgomery County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call AA 1,751,506
1,000 Little Miami Local School District, Warren and Clermont Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 5.000%,
11/01/43
11/25 at 100.00 AA 1,025,260
1,000 Maumee City School District, Lucas County, Ohio, General Obligation
Bonds, Capital Appreciation Refunding Series 2012, 0.000%, 12/01/23
No Opt. Call AA- 972,880
500 Medina County, Ohio, General Obligation Bonds, Courthouse Facility
Improvement Limited Tax Series 2021, 4.000%, 12/01/46
6/26 at 100.00 AA+ 477,515
1,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/28 - AGM Insured
No Opt. Call A1 1,114,780
3,805 Oakwood City School District, Montgomery County, Ohio, General
Obligation Bonds, Series 2019, 4.000%, 12/01/48
12/28 at 100.00 Aa2 3,521,528

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Ohio State, General Obligation Bonds, Common Schools
Series 2017B:
$ 4,500 5.000%, 9/15/27 No Opt. Call AAA $ 4,929,120
5,000 5.000%, 9/01/30 No Opt. Call AAA 5,790,300
6,500 Ohio State, General Obligation Bonds, Common Schools Series 2019A,
5.000%, 6/15/37
6/29 at 100.00 AAA 7,162,155
2,000 Ohio State, General Obligation Bonds, Highway Capital Improvement,
Series 2014R, 5.000%, 5/01/29
5/24 at 100.00 AAA 2,043,140
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2018V:
2,500 5.000%, 5/01/33 5/28 at 100.00 AAA 2,773,700
1,250 5.000%, 5/01/34 5/28 at 100.00 AAA 1,379,225
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W:
1,035 5.000%, 5/01/32 5/30 at 100.00 AAA 1,189,888
2,315 5.000%, 5/01/35 5/30 at 100.00 AAA 2,618,635
Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2020B:
350 5.000%, 8/01/32 8/28 at 100.00 AAA 390,418
270 5.000%, 8/01/36 8/28 at 100.00 AAA 294,384
Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A:
1,000 5.000%, 3/01/39 3/33 at 100.00 AAA 1,138,850
1,470 5.000%, 3/01/40 3/33 at 100.00 AAA 1,664,540
Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, School
Facilities Construction & Improvement Series 2016:
1,000 5.000%, 12/01/38 6/26 at 100.00 AAA 1,045,510
1,875 5.000%, 12/01/41 6/26 at 100.00 AAA 1,948,631
4,250 Pickerington Local School District, Fairfield and Franklin Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement, Series 2023, 5.250%, 12/01/59
12/32 at 100.00 Aa2 4,502,068
50 Princeton City School District, Hamilton County, Ohio, Certificates of
Participation, Series 2013, 5.000%, 12/01/33
3/23 at 100.00 AA- 50,053
2,380 Southwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 4.000%,
1/15/55
1/28 at 100.00 Aa2 2,157,399
4,000 South-Western City School District, Franklin and Pickaway Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/48
12/29 at 100.00 AA 3,702,000
1,200 Toledo, Ohio, General Obligation Bonds, Limited Tax Capital
Improvement Series 2020, 4.000%, 12/01/35
12/30 at 100.00 A2 1,240,056
1,575 Wadsworth City School District, Medina County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 4.000%, 12/01/56
12/26 at 100.00 Aa2 1,425,013
5,000 Worthington City School District, Franklin County, Ohio, General
Obligation Bonds, Facilities Series 2023, 5.500%, 12/01/54
12/32 at 100.00 AA+ 5,596,750
120,930 Total Tax Obligation/General 126,069,034
Tax Obligation/Limited - 19.7%
Blue Ash, Ohio, Tax Increment Financing Revenue Bonds,
Duke Realty Ohio, Series 2006:
715 5.000%, 12/01/25 3/23 at 100.00 N/R 715,987
1,165 5.000%, 12/01/30 3/23 at 100.00 N/R 1,165,652
1,890 5.000%, 12/01/35 3/23 at 100.00 N/R 1,889,830
2,465 Certificates of Participation (Hillsdale Local School District, Ashland and
Wayne Counties, Ohio, School Facilities Project), Series 2020, 4.000%,
12/01/38 - BAM Insured
6/30 at 100.00 AA 2,443,259
5,500 Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes,
Series 2019A, 4.000%, 12/01/45
12/29 at 100.00 Aa3 5,218,785

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2017B-2:
$ 1,250 5.000%, 10/01/31 4/28 at 100.00 AA $ 1,377,587
1,000 5.000%, 10/01/32 4/28 at 100.00 AA 1,101,220
1,000 Colerain Township, Hamilton County, Ohio, General Obligation Bonds,
Fire Station Series 2022, 5.250%, 12/01/52
12/29 at 100.00 Aa2 1,062,640
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 482,210
1,145 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call N/R 1,140,088
4,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement
Project, Series 2022A, 4.000%, 1/01/36
1/31 at 100.00 AAA 4,120,800
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
1,000 5.000%, 12/01/28 12/24 at 100.00 AAA 1,030,530
2,940 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 Aa1 3,032,110
495 Fairborn City School District, Greene, Clark and Montgomery Counties,
Ohio, Certificates of Participation, School Facilities Project, Series 2021,
4.000%, 12/01/37 - BAM Insured
12/28 at 100.00 AA 498,955
3,560 Franklin County Convention Facilities Authority, Ohio, Lease Appropriation
Bonds, Greater Columbus Convention Center Hotel Expansion Project,
Series 2019, 5.000%, 12/01/46
12/29 at 100.00 AA 3,811,087
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 AAA 1,081,500
17,000 5.000%, 6/01/43 6/28 at 100.00 AAA 18,107,890
4,905 5.000%, 6/01/48 6/28 at 100.00 AAA 5,202,145
Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton,
Highland, Madison, Pickaway, Ross and Warren, Ohio,
Certificates of Participation, School Improvement Project,
Series 2021:
1,220 4.000%, 12/01/37 12/29 at 100.00 Aa1 1,253,684
1,425 4.000%, 12/01/41 12/29 at 100.00 Aa1 1,410,593
1,675 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25
No Opt. Call AAA 1,763,272
2,180 Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%,
12/01/30
12/26 at 100.00 AA- 2,339,423
Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B:
500 0.000%, 12/01/26 - AMBAC Insured No Opt. Call Aa3 438,975
1,750 0.000%, 12/01/28 - AGM Insured No Opt. Call AA 1,440,425
3,300 0.000%, 12/01/28 - AMBAC Insured No Opt. Call Aa3 2,708,574
Mayfield City School District, Ohio, Certificates of
Participation, Middle School Project, Series 2009B:
435 0.000%, 9/01/27 No Opt. Call Aa2 373,417
855 0.000%, 9/01/28 No Opt. Call Aa2 710,616
1,045 Norwood, Hamilton County, Ohio, Special Obligation Development
Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46
6/27 at 100.00 N/R 924,710
Ohio State, Capital Facilities Lease Appropriation Bonds,
Juvenile Correctional Building Fund Projects, Series
2019A:
2,465 5.000%, 4/01/38 4/29 at 100.00 AA+ 2,672,800
2,485 5.000%, 4/01/39 4/29 at 100.00 AA+ 2,688,372
1,250 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36
10/27 at 100.00 AA+ 1,337,662
2,245 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31
No Opt. Call AA+ 2,604,784

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,200 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 AA+ $ 1,309,272
Ohio State, Capital Facilities Lease-Appropriation Bonds,
Parks & Recreation Improvement Fund Projects, Series
2022A:
1,325 5.000%, 12/01/28 No Opt. Call AA+ 1,481,973
1,750 5.000%, 12/01/30 No Opt. Call AA+ 2,027,095
1,660 Ohio State, Certificates of Participation, Ohio Attorney General Claims
Fund Project, Series 2021, 4.000%, 9/01/35
9/31 at 100.00 AA 1,730,600
1,250 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2019-1, 5.000%, 12/15/31
No Opt. Call AA 1,465,763
945 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/32
No Opt. Call AA 1,121,951
1,360 Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas
County Port Authority Seaport and Docks Project, State Transportation
Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39, (AMT)
5/27 at 100.00 AA+ 1,410,973
2,095 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018,
5.000%, 12/01/44
12/28 at 100.00 AA 2,234,632
2,000 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 - AGM
Insured
12/25 at 100.00 AA 2,052,940
800 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 N/R 610,080
490 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R 443,705
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R 773,570
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
14,320 4.500%, 7/01/34 7/25 at 100.00 N/R 14,198,853
1,257 4.550%, 7/01/40 7/28 at 100.00 N/R 1,173,874
500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 466,935
230 Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds,
Series 2007A, 5.750%, 12/01/27
3/23 at 100.00 N/R 229,977
Riversouth Authority, Ohio, Riversouth Area Redevelopment
Bonds, Payable from City of Columbus, Ohio Annual
Rental Appropriations, Refunding Series 2012A:
1,400 5.000%, 12/01/23 3/23 at 100.00 AA+ 1,402,072
800 5.000%, 12/01/24 3/23 at 100.00 AA+ 801,216
Riversouth Authority, Ohio, Scioto Peninsula Area
Redevelopment Bonds, Payable from City of Columbus,
Ohio Annual Rental Appropriations, Series 2016:
1,000 5.000%, 12/01/28 12/25 at 100.00 AA+ 1,050,530
1,000 5.000%, 12/01/29 12/25 at 100.00 AA+ 1,048,650
2,955 Shaker Heights Public Library, Ohio, Certificates of Participation, Series
2019, 4.000%, 12/01/44
12/24 at 100.00 Aa2 2,854,412
Triway Local School District, Ohio, Certificates of
Participation, Series 2021:
2,395 4.000%, 12/01/41 - BAM Insured 12/28 at 100.00 AA 2,308,062
1,460 4.000%, 12/01/42 - BAM Insured 12/28 at 100.00 AA 1,390,650
117,552 Total Tax Obligation/Limited 119,737,367

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 4.3%
$ 750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 $ 743,377
Ohio State, Private Activity Bonds, Portsmouth Gateway
Group, LLC - Borrower, Portsmouth Bypass Project, Series
2015:
3,500 5.000%, 12/31/35 - AGM Insured, (AMT) 6/25 at 100.00 AA 3,534,195
5,245 5.000%, 12/31/39 - AGM Insured, (AMT) 6/25 at 100.00 AA 5,218,775
7,725 5.000%, 6/30/53, (AMT) 6/25 at 100.00 A3 7,411,674
3,865 Ohio State, Revenue Bonds, Ohio Turnpike Commission, Refunding Series
1998A, 5.500%, 2/15/24 - FGIC Insured
No Opt. Call Aa2 3,949,528
4,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Series 2021A, 5.000%, 2/15/51
2/31 at 100.00 Aa2 4,281,120
1,000 Ohio Turnpike Commission, Turnpike Revenue Bonds, Refunding Series
2017A, 5.000%, 2/15/30
2/27 at 100.00 Aa2 1,079,700
26,085 Total Transportation 26,218,369
U.S. Guaranteed - 7.4% (4)
4,310 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%,
12/01/41, (Pre-refunded 12/01/26)
12/26 at 100.00 AAA 4,641,094
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2013A-2:
990 5.000%, 10/01/27, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,000,742
1,150 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,162,477
1,205 5.000%, 10/01/31, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,218,074
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2015A-2:
2,245 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ 2,269,358
755 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R 762,543
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
1,810 5.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,870,255
1,585 5.000%, 12/01/33, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,637,764
1,385 5.000%, 12/01/34, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,431,107
1,055 5.000%, 12/01/35, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,090,121
10,345 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/35, (Pre-refunded
12/01/24)
12/24 at 100.00 Aa1 10,689,385
1,000 Gallia County Local School District, Gallia and Jackson Counties, Ohio,
General Obligation Bonds, Refunding School Improvement Series 2014,
5.000%, 11/01/32, (Pre-refunded 11/01/24)
11/24 at 100.00 Aa2 1,029,140
Greater Cleveland Regional Transit Authority, Ohio, Sales
Tax Supported Capital Improvement Bonds, Refunding
Series 2015:
1,050 5.000%, 12/01/32, (Pre-refunded 12/01/25) 12/25 at 100.00 AAA 1,103,907
1,105 5.000%, 12/01/33, (Pre-refunded 12/01/25) 12/25 at 100.00 AAA 1,161,731
8,500 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Series 2013, 5.000%, 11/15/38, (Pre-refunded 5/15/23)
5/23 at 100.00 AA+ 8,530,090
1,630 Northwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2015, 5.000%,
12/01/40, (Pre-refunded 12/01/23)
12/23 at 100.00 Aa2 1,652,054
1,000 Upper Arlington City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities & Improvement Series 2018A,
5.000%, 12/01/48, (Pre-refunded 12/01/27)
12/27 at 100.00 AAA 1,101,320
2,275 Willoughby-Eastlake City School District, Ohio, General Obligation Bonds,
School Improvement Series 2016, 5.000%, 12/01/46, (Pre-refunded
12/01/25)
12/25 at 100.00 A2 2,394,893
43,395 Total U.S. Guaranteed 44,746,055

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 18.2%
$ 3,570 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 A1 $ 3,622,336
1,750 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/28
No Opt. Call A1 1,904,823
1,500 American Municipal Power Ohio Inc., Prairie State Energy Campus Project
Revenue Bonds, Refunding Series 2015A, 5.000%, 2/15/42
2/24 at 100.00 A1 1,507,155
2,930 American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project
Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41
2/26 at 100.00 A1 2,987,545
1,665 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 A 1,729,086
American Municipal Power, Inc., Ohio, Solar Electricity
Prepayment Project Revenue Bonds, Green Bonds Series
2020A:
250 4.000%, 2/15/40 2/29 at 100.00 A 236,615
1,200 4.000%, 2/15/44 2/29 at 100.00 A 1,090,212
465 Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series
2005, 5.000%, 12/01/23 - AGM Insured
No Opt. Call Aa2 470,431
Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A:
1,000 4.000%, 11/15/37 - AGM Insured 11/29 at 100.00 AA 986,890
2,000 4.000%, 11/15/38 - AGM Insured 11/29 at 100.00 AA 1,958,260
2,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call A- 1,334,580
Cleveland, Ohio, Public Power System Revenue Bonds,
Series 2008B-2:
4,740 0.000%, 11/15/34 - NPFG Insured No Opt. Call A- 3,000,515
7,500 0.000%, 11/15/38 - NPFG Insured No Opt. Call A- 3,713,325
1,315 Cleveland, Ohio, Public Power System Revenue Refunding Bonds, Series
2018, 5.000%, 11/15/37 - AGM Insured
5/28 at 100.00 AA 1,405,866
2,300 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series
2014, 5.000%, 6/01/25
12/24 at 100.00 Aa1 2,371,806
Columbus, Ohio, Sewerage System Revenue Bonds,
Refunding Series 2015:
5,000 5.000%, 6/01/29 6/26 at 100.00 Aa1 5,330,400
6,750 5.000%, 6/01/32 6/26 at 100.00 Aa1 7,172,280
1,200 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan
Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%,
12/01/34
12/30 at 100.00 AA+ 1,369,164
Hamilton, Ohio, Electric System Revenue Bonds, Refunding
& Improvement Series 2019:
865 4.000%, 10/01/37 - BAM Insured 10/29 at 100.00 AA 872,993
1,000 4.000%, 10/01/38 - BAM Insured 10/29 at 100.00 AA 1,000,540
1,015 4.000%, 10/01/39 - BAM Insured 10/29 at 100.00 AA 1,011,579
1,100 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 Aa1 1,122,231
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding
and Improvement Series 2022, 5.000%, 12/01/42 , (WI/DD, Settling
12/08/22)
12/31 at 100.00 Aa3 1,072,450
1,000 Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding
Series 2016, 4.000%, 12/01/38
12/25 at 100.00 Aa3 1,001,980
Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement
Series 2017:
5,570 5.000%, 11/15/33 5/28 at 100.00 AA+ 6,146,272
5,275 4.000%, 11/15/43 5/28 at 100.00 AA+ 5,162,854
820 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R 1,025
10,025 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (5)
No Opt. Call N/R 12,531

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Refunding Series 2019B:
$ 1,560 5.000%, 12/01/29 No Opt. Call AAA $ 1,787,401
1,170 5.000%, 6/01/30 No Opt. Call AAA 1,349,993
1,100 5.000%, 12/01/30 No Opt. Call AAA 1,280,015
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Series 2016:
2,975 5.000%, 6/01/29 12/26 at 100.00 AAA 3,199,137
1,900 5.000%, 12/01/36 12/26 at 100.00 AAA 2,006,438
Ohio Water Development Authority, Revenue Bonds, Fresh
Water Development, Series 2019:
3,800 5.000%, 12/01/38 12/29 at 100.00 AAA 4,189,956
1,000 5.000%, 6/01/44 12/29 at 100.00 AAA 1,079,370
Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Kestrel Verifiers, Green Series
2021A:
1,500 4.000%, 12/01/39 12/31 at 100.00 AAA 1,521,660
4,000 5.000%, 12/01/46 12/31 at 100.00 AAA 4,346,760
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/44
12/29 at 100.00 AAA 5,396,850
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2015A, 5.000%, 6/01/26
No Opt. Call AAA 5,335,200
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2017A, 5.000%, 12/01/31
6/27 at 100.00 AAA 5,471,750
8,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 AAA 9,086,755
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020B, 4.000%, 12/01/38
12/30 at 100.00 AAA 5,103,150
122,310 Total Utilities 110,750,179
$ 598,902 Total Municipal Bonds (cost $595,297,773) 575,773,523
Shares Description (1) Value
X 26,852,604 COMMON STOCKS - 4.4%
X 26,852,604
Independent Power And Renewable Electricity Producers - 4.4%
$ 350,634 Energy Harbor Corp (6),(7) $ 26,852,604
Total Common Stocks (cost $9,249,818) 26,852,604
Total Long-Term Investments (cost $604,547,591) 602,626,127
Other Assets & Liabilities, Net - 0.9% 5,497,527
Net Assets - 100% $ 608,123,654

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 575,773,523 $ – $ 575,773,523
Common Stocks – 26,852,604 – 26,852,604
Total
$ – $ 602,626,127 $ – $ 602,626,127
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio,
Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 and Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.